UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-06114

Cavanal Hill Funds
 (Exact name of registrant as specified in charter)

4400 Easton Commons, Suite 200, Columbus, OH      43219
(Address of principal executive offices)                       (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-762-7085

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

A Shares

AABOX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$37	0.73%

 Fund Statistics

Table Summary
Net Assets	$109,513,534
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$108,817
Portfolio Turnover Rate	18%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	10.5%
U.S. Treasury Notes	3.6%
U.S. Treasury Bonds	2.8%
U.S. Treasury Notes	2.6%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
JPMorgan Chase & Co.	1.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A+	2.1%
A	2.6%
AAA	3.0%
BBB+	3.4%
A-	6.5%
BBB	7.3%
AA+	18.6%
NR	24.4%
A-1+	29.7%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	29.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	24.0%
Taxable Municipal Bonds	5.8%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	19.5%
Yankee Debt Obligations	1.0%
Investment in Affiliates	2.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AABOX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

AIBNX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$24	0.48%

 Fund Statistics

Table Summary
Net Assets	$109,513,534
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$108,817
Portfolio Turnover Rate	18%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	10.5%
U.S. Treasury Notes	3.6%
U.S. Treasury Bonds	2.8%
U.S. Treasury Notes	2.6%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
JPMorgan Chase & Co.	1.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A+	2.1%
A	2.6%
AAA	3.0%
BBB+	3.4%
A-	6.5%
BBB	7.3%
AA+	18.6%
NR	24.4%
A-1+	29.7%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	29.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	24.0%
Taxable Municipal Bonds	5.8%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	19.5%
Yankee Debt Obligations	1.0%
Investment in Affiliates	2.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIBNX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Shares

APBDX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$37	0.73%

 Fund Statistics

Table Summary
Net Assets	$109,513,534
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$108,817
Portfolio Turnover Rate	18%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	10.5%
U.S. Treasury Notes	3.6%
U.S. Treasury Bonds	2.8%
U.S. Treasury Notes	2.6%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
JPMorgan Chase & Co.	1.3%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A+	2.1%
A	2.6%
AAA	3.0%
BBB+	3.4%
A-	6.5%
BBB	7.3%
AA+	18.6%
NR	24.4%
A-1+	29.7%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	29.4%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	24.0%
Taxable Municipal Bonds	5.8%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	19.5%
Yankee Debt Obligations	1.0%
Investment in Affiliates	2.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APBDX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2026

Administrative Shares

APCXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$33	0.67%

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APCXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

APHXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$13	0.25%

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APHXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Premier Shares

APPXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Premier Shares	$33	0.67%

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Premier Shares

 APPXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Select Shares

APSXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$9	0.17%

 Fund Statistics

Table Summary
Net Assets	$3,334,814,306
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$818,555

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp.	3.0%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.6%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%
Federal Home Loan Banks	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	98.3%
Other	1.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	39.2%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	50.9%
Investment Companies	1.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APSXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2026

A Shares

AALIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$68	1.35%

 Fund Statistics

Table Summary
Net Assets	$32,261,975
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$95,221
Portfolio Turnover Rate	14%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	5.9%
Apple, Inc.	4.8%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Phillips 66	3.6%
Broadcom, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Morgan Stanley	3.4%
Cardinal Health, Inc.	3.4%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.2%
Real Estate	3.0%
Utilities	3.3%
Consumer Staples	4.2%
Energy	4.7%
Communication Services	7.1%
Health Care	7.6%
Industrials	10.9%
Consumer Discretionary	10.9%
Financials	16.2%
Information Technology	28.5%
Other	1.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	98.6%
Purchased Options	0.8%
Investment in Affiliates	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AALIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

AILIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$56	1.10%

 Fund Statistics

Table Summary
Net Assets	$32,261,975
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$95,221
Portfolio Turnover Rate	14%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	5.9%
Apple, Inc.	4.8%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Phillips 66	3.6%
Broadcom, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Morgan Stanley	3.4%
Cardinal Health, Inc.	3.4%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.2%
Real Estate	3.0%
Utilities	3.3%
Consumer Staples	4.2%
Energy	4.7%
Communication Services	7.1%
Health Care	7.6%
Industrials	10.9%
Consumer Discretionary	10.9%
Financials	16.2%
Information Technology	28.5%
Other	1.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	98.6%
Purchased Options	0.8%
Investment in Affiliates	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AILIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Shares

APLIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$68	1.35%

 Fund Statistics

Table Summary
Net Assets	$32,261,975
Number of Portfolio Holdings	64
Net Investment Advisory Fees	$95,221
Portfolio Turnover Rate	14%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	5.9%
Apple, Inc.	4.8%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Phillips 66	3.6%
Broadcom, Inc.	3.6%
Cisco Systems, Inc.	3.5%
Morgan Stanley	3.4%
Cardinal Health, Inc.	3.4%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.2%
Real Estate	3.0%
Utilities	3.3%
Consumer Staples	4.2%
Energy	4.7%
Communication Services	7.1%
Health Care	7.6%
Industrials	10.9%
Consumer Discretionary	10.9%
Financials	16.2%
Information Technology	28.5%
Other	1.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	98.6%
Purchased Options	0.8%
Investment in Affiliates	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APLIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2026

A Shares

AASTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$38	0.75%

 Fund Statistics

Table Summary
Net Assets	$23,291,984
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$(36,397)
Portfolio Turnover Rate	14%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.9%
The Western Union Co.	4.3%
U.S. Treasury Notes	3.9%
Truist Financial Corp., Series N	3.4%
The Charles Schwab Corp., Series I	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
U.S. Treasury Notes	3.3%
BAT Capital Corp.	2.6%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.6%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.6%
BBB+	2.6%
A	3.3%
BBB-	6.8%
BBB	9.5%
AA+	16.1%
A-1+	23.8%
NR	30.7%
Other	5.8%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	22.3%
Mortgage-Backed Securities	32.7%
Corporate Bonds	22.9%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	3.6%
U.S. Treasury Obligations	15.8%
Investment in Affiliates	3.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AASTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

AISTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$25	0.50%

 Fund Statistics

Table Summary
Net Assets	$23,291,984
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$(36,397)
Portfolio Turnover Rate	14%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.9%
The Western Union Co.	4.3%
U.S. Treasury Notes	3.9%
Truist Financial Corp., Series N	3.4%
The Charles Schwab Corp., Series I	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
U.S. Treasury Notes	3.3%
BAT Capital Corp.	2.6%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.6%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.6%
BBB+	2.6%
A	3.3%
BBB-	6.8%
BBB	9.5%
AA+	16.1%
A-1+	23.8%
NR	30.7%
Other	5.8%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	22.3%
Mortgage-Backed Securities	32.7%
Corporate Bonds	22.9%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	3.6%
U.S. Treasury Obligations	15.8%
Investment in Affiliates	3.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AISTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Shares

APSTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$38	0.75%

 Fund Statistics

Table Summary
Net Assets	$23,291,984
Number of Portfolio Holdings	134
Net Investment Advisory Fees	$(36,397)
Portfolio Turnover Rate	14%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.9%
The Western Union Co.	4.3%
U.S. Treasury Notes	3.9%
Truist Financial Corp., Series N	3.4%
The Charles Schwab Corp., Series I	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
U.S. Treasury Notes	3.3%
BAT Capital Corp.	2.6%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.6%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.6%
BBB+	2.6%
A	3.3%
BBB-	6.8%
BBB	9.5%
AA+	16.1%
A-1+	23.8%
NR	30.7%
Other	5.8%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	22.3%
Mortgage-Backed Securities	32.7%
Corporate Bonds	22.9%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	3.6%
U.S. Treasury Obligations	15.8%
Investment in Affiliates	3.6%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APSTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2026

A Shares

AAENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$51	1.01%

 Fund Statistics

Table Summary
Net Assets	$19,756,315
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$(94)
Portfolio Turnover Rate	34%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	4.0%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	2.8%
Freddie Mac	2.3%
U.S. Treasury Notes	2.1%
Fannie Mae	1.9%
Bundesobligation, Series 192	1.8%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.8%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.0%
B+	2.1%
BBB-	2.2%
BB-	2.5%
A-	2.7%
BB+	3.2%
BB	5.8%
AA+	6.2%
NR	8.7%
A-1+	59.0%
Other	3.7%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	32.9%
Corporate Bonds	9.7%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	32.6%
Yankee Debt Obligations	18.8%
Investment in Affiliates	1.0%
Foreign Bond	1.8%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.3%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
British Virgin	1.3%
Canada	1.5%
Germany	1.8%
Brazil	2.0%
Chile	2.0%
Luxembourg	5.7%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

AIENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$38	0.76%

 Fund Statistics

Table Summary
Net Assets	$19,756,315
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$(94)
Portfolio Turnover Rate	34%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	4.0%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	2.8%
Freddie Mac	2.3%
U.S. Treasury Notes	2.1%
Fannie Mae	1.9%
Bundesobligation, Series 192	1.8%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.8%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.0%
B+	2.1%
BBB-	2.2%
BB-	2.5%
A-	2.7%
BB+	3.2%
BB	5.8%
AA+	6.2%
NR	8.7%
A-1+	59.0%
Other	3.7%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	32.9%
Corporate Bonds	9.7%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	32.6%
Yankee Debt Obligations	18.8%
Investment in Affiliates	1.0%
Foreign Bond	1.8%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.3%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
British Virgin	1.3%
Canada	1.5%
Germany	1.8%
Brazil	2.0%
Chile	2.0%
Luxembourg	5.7%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Shares

APENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$51	1.01%

 Fund Statistics

Table Summary
Net Assets	$19,756,315
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$(94)
Portfolio Turnover Rate	34%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	4.0%
U.S. Treasury Notes	3.1%
U.S. Treasury Bonds	2.8%
Freddie Mac	2.3%
U.S. Treasury Notes	2.1%
Fannie Mae	1.9%
Bundesobligation, Series 192	1.8%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.8%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.0%
B+	2.1%
BBB-	2.2%
BB-	2.5%
A-	2.7%
BB+	3.2%
BB	5.8%
AA+	6.2%
NR	8.7%
A-1+	59.0%
Other	3.7%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	32.9%
Corporate Bonds	9.7%
U.S. Government Agency Securities	1.3%
U.S. Treasury Obligations	32.6%
Yankee Debt Obligations	18.8%
Investment in Affiliates	1.0%
Foreign Bond	1.8%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.3%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
British Virgin	1.3%
Canada	1.5%
Germany	1.8%
Brazil	2.0%
Chile	2.0%
Luxembourg	5.7%
United States	77.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2026

Administrative Shares

APGXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$33	0.66%

 Fund Statistics

Table Summary
Net Assets	$1,579,586,259
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$477,288

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bills	3.1%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Bills	1.5%
U.S. Treasury Notes	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	4.1%
A-1+	96.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	23.0%
Repurchase Agreements	73.2%
Investment Companies	4.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APGXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

APKXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$12	0.24%

 Fund Statistics

Table Summary
Net Assets	$1,579,586,259
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$477,288

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bills	3.1%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Bills	1.5%
U.S. Treasury Notes	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	4.1%
A-1+	96.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	23.0%
Repurchase Agreements	73.2%
Investment Companies	4.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APKXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2026

Select Shares

APNXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$8	0.16%

 Fund Statistics

Table Summary
Net Assets	$1,579,586,259
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$477,288

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bills	3.1%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Notes	1.6%
U.S. Treasury Bills	1.5%
U.S. Treasury Notes	1.5%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	4.1%
A-1+	96.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	23.0%
Repurchase Agreements	73.2%
Investment Companies	4.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APNXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2026

A Shares

AAUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$30	0.60%

 Fund Statistics

Table Summary
Net Assets	$10,578,411
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$(51,452)
Portfolio Turnover Rate	72%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	5.0%
Village of Plain City OH, GO	4.8%
Duluth Independent School District NO 709	4.8%
County of Belmont OH, GO	4.8%
City of Richmond Heights OH, GO	4.8%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.7%
Montgomery County Public Building Authority Revenue	4.4%
Decatur Park District	4.3%
City of Huber Heights OH, GO	4.3%
City of Marysville OH, GO, Series B	3.8%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	3.4%
A-1	6.9%
AA+	10.9%
SP-1	16.2%
A-1+	9.7%
NR	46.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	87.7%
Investment in Affiliates	6.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

AIUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$17	0.35%

 Fund Statistics

Table Summary
Net Assets	$10,578,411
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$(51,452)
Portfolio Turnover Rate	72%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	5.0%
Village of Plain City OH, GO	4.8%
Duluth Independent School District NO 709	4.8%
County of Belmont OH, GO	4.8%
City of Richmond Heights OH, GO	4.8%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.7%
Montgomery County Public Building Authority Revenue	4.4%
Decatur Park District	4.3%
City of Huber Heights OH, GO	4.3%
City of Marysville OH, GO, Series B	3.8%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	3.4%
A-1	6.9%
AA+	10.9%
SP-1	16.2%
A-1+	9.7%
NR	46.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	87.7%
Investment in Affiliates	6.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Shares

APUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$30	0.60%

 Fund Statistics

Table Summary
Net Assets	$10,578,411
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$(51,452)
Portfolio Turnover Rate	72%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	5.0%
Village of Plain City OH, GO	4.8%
Duluth Independent School District NO 709	4.8%
County of Belmont OH, GO	4.8%
City of Richmond Heights OH, GO	4.8%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.7%
Montgomery County Public Building Authority Revenue	4.4%
Decatur Park District	4.3%
City of Huber Heights OH, GO	4.3%
City of Marysville OH, GO, Series B	3.8%

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	3.4%
A-1	6.9%
AA+	10.9%
SP-1	16.2%
A-1+	9.7%
NR	46.9%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	87.7%
Investment in Affiliates	6.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2026

A Shares

AAWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$65	1.14%

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

C Shares

ACWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C Shares	$105	1.86%

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

C Shares

 ACWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

Institutional Shares

AIWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$48	0.85%

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

Investor Shares

APWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$63	1.11%

 Fund Statistics

Table Summary
Net Assets	$254,930,666
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$532,910
Portfolio Turnover Rate	36%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

(as a % of Net Assets)

Table Summary
GE Vernova, Inc.	5.1%
Chevron Corp.	5.1%
TechnipFMC PLC	4.2%
The Williams Cos., Inc.	3.9%
Marathon Petroleum Corp.	3.8%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.5%
Cameco Corp.	3.4%
Siemens Energy AG	3.3%
Eaton Corp. PLC	3.0%

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Mutual Funds	2.1%
Materials	2.3%
Industrials	23.0%
Energy	67.7%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	94.9%
Corporate Bonds	1.6%
Yankee Debt Obligations	0.9%
Investment in Affiliates	2.1%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.2%
Switzerland	1.8%
Australia	2.3%
Ireland	3.0%
Germany	3.3%
United Kingdom	5.7%
Canada	6.5%
United States	75.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2026

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

February 28, 2026
Midyear Financial
Statements and Other
Information
U.S. Treasury Fund
Government Securities Money Market Fund
Limited Duration Fund
Bond Fund
Strategic Enhanced Yield Fund
Ultra Short Tax-Free Income Fund
World Energy Fund
Hedged Equity Income Fund

Table of Contents

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended
June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.
A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form
N-PORT. The Money Market Funds file complete Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange
Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.
Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.
Statements of Assets and Liabilities
2
Statements of Operations
5
Statements of Changes in Net Assets
8
Schedules of Portfolio Investments
12
Notes to the Financial Statements
32
Financial Highlights
41

See notes to financial statements.
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Assets:
Investments, at cost ..................................................................................................................
$ 428,869,356 $ 1,635,682,086
Investments, at value .................................................................................................................
428,869,356 1,635,682,086
Repurchase agreements, at cost / value .................................................................................................
1,156,000,000 1,696,000,000
Total Investments ..............................................................................................................
1,584,869,356 3,331,682,086
Interest and dividends receivable .....................................................................................................
932,898 10,384,919
Receivable for capital shares reinvested ...............................................................................................
3,502 2,133,118
Prepaid expenses and other assets ....................................................................................................
53,761 324,613
Total Assets ....................................................................................................................
1,585,859,517 3,344,524,736
Liabilities:
Distributions payable .................................................................................................................
4,889,709 8,521,589
Accrued expenses and other payables:
Investment advisory fees ..........................................................................................................
79,884 131,089
Administration fees ................................................................................................................
79,884 131,089
Distribution fees ...................................................................................................................
350,987 387,980
Custodian fees ....................................................................................................................
15,977 26,218
Trustee fees .......................................................................................................................
4,521 3,887
Fund accounting and compliance fees .............................................................................................
67,701 98,621
Transfer agent fees ................................................................................................................
5,528 7,177
Shareholder servicing fees ........................................................................................................
752,330 382,770
Other accrued liabilities ...........................................................................................................
26,737 20,010
Total Liabilities .................................................................................................................
6,273,258 9,710,430
Net Assets .....................................................................................................................
$ 1,579,586,259 $ 3,334,814,306
Composition of Net Assets:
Shares of beneficial interest, at par ....................................................................................................
$ 15,796 $ 33,355
Additional paid-in capital .............................................................................................................
1,579,581,527 3,334,741,612
Total distributable earnings/(loss)
(11,064) 39,339
Net Assets .....................................................................................................................
$ 1,579,586,259 $ 3,334,814,306
Net Assets:
Administrative Shares ................................................................................................................
$ 1,368,351,778 $ 828,050,285
Institutional Shares ...................................................................................................................
191,279,782 304,880,233
Select Shares .........................................................................................................................
19,954,699 1,618,971,517
Premier Shares .......................................................................................................................
— 582,912,271
Total ...........................................................................................................................
$ 1,579,586,259 $ 3,334,814,306
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares ................................................................................................................
1,368,358,495 828,379,882
Institutional Shares ...................................................................................................................
191,282,410 304,957,288
Select Shares .........................................................................................................................
19,954,653 1,619,268,998
Premier Shares .......................................................................................................................
— 582,940,510
Total ...........................................................................................................................
1,579,595,558 3,335,546,678
Net Asset Value, offering price & redemption price per share:
Administrative Shares ................................................................................................................
$ 1.00 $ 1.00
Institutional Shares ...................................................................................................................
$ 1.00 $ 1.00
Select Shares .........................................................................................................................
$ 1.00 $ 1.00
Premier Shares .......................................................................................................................
$ — $ 1.00

Continued

See notes to financial statements.
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Assets:
Investments, at cost ............................................................................................
$ 24,484,330 $ 107,343,349 $ 18,736,213
Investments in affiliates, at cost .................................................................................
837,945 2,523,708 200,904
Total Investments, at cost .................................................................................
25,322,275 109,867,057 18,937,117
Investments, at value ...........................................................................................
22,726,285 106,481,624 19,183,015
Investments in affiliates, at value ................................................................................
837,945 2,523,708 200,904
Total Investments, at value ...............................................................................
23,564,230 109,005,332 19,383,919
Cash ...........................................................................................................
— — 250,000
Interest and dividends receivable ...............................................................................
145,634 658,510 158,227
Receivable for capital shares issued .............................................................................
2,000 131,623 —
Receivable for capital shares reinvested .........................................................................
47,013 160,774 8,752
Receivable for investments sold .................................................................................
233 1,082,661 497
Receivable from adviser ........................................................................................
11,284 — 10,082
Receivable from fees waived or reimbursed .....................................................................
2,697 — 762
Prepaid expenses and other assets ..............................................................................
21,693 26,119 32,096
Total Assets ..............................................................................................
23,794,784 111,065,019 19,844,335
Liabilities:
Distributions payable ...........................................................................................
61,948 345,919 61,193
Payable for investments purchased .............................................................................
398,196 1,111,499 —
Payable for capital shares redeemed ............................................................................
20,050 36,900 1,895
Accrued expenses and other payables:
Investment advisory fees ....................................................................................
2,664 16,803 7,554
Administration fees ..........................................................................................
1,421 6,721 1,208
Distribution fees .............................................................................................
1,028 148 24
Custody fees ................................................................................................
178 840 151
Trustee fees .................................................................................................
62 509 63
Fund accounting and compliance fees .......................................................................
3,983 8,614 2,448
Transfer agent fees ..........................................................................................
7,280 11,730 6,680
Shareholder servicing fees ..................................................................................

Other accrued liabilities .....................................................................................
5,990 11,690 6,804
Total Liabilities ...........................................................................................
502,800 1,551,485 88,020
Net Assets ...............................................................................................
$ 23,291,984 $ 109,513,534 $ 19,756,315
Composition of Net Assets:
Shares of beneficial interest, at par ..............................................................................
$ 25 $ 126 $ 22
Additional paid-in capital .......................................................................................
38,984,344 125,121,126 21,660,044
Total distributable earnings/(loss)
(15,692,385) (15,607,718) (1,903,751)
Net Assets ...............................................................................................
$ 23,291,984 $ 109,513,534 $ 19,756,315
Net Assets:
Investor Shares .................................................................................................
$ 4,030,881 $ 724,575 $ 26,158
Institutional Shares .............................................................................................
18,161,344 108,743,606 19,631,673
A Shares .......................................................................................................
1,099,759 45,353 98,484
Total .....................................................................................................
$ 23,291,984 $ 109,513,534 $ 19,756,315
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares .................................................................................................
425,436 83,392 2,869
Institutional Shares .............................................................................................
1,917,636 12,547,171 2,181,701
A Shares .......................................................................................................
115,994 5,218 10,943
Total .....................................................................................................
2,459,066 12,635,781 2,195,513
Net Asset Value, offering price & redemption price per share:
Investor Shares .................................................................................................
$ 9.47 $ 8.69 $ 9.12
Institutional Shares .............................................................................................
$ 9.47 $ 8.67 $ 9.00
A Shares .......................................................................................................
$ 9.48 $ 8.69 $ 9.00
Maximum Sales Charge:
A Shares .......................................................................................................
2.00% 2.00% 2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares .......................................................................................................
$ 9.67 $ 8.87 $ 9.18

See notes to financial statements.
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)
Concluded
Ultra Short Tax-
Free Income Fund
World Energy
Fund
Hedged Equity
Income Fund
Assets:
Investments, at cost .......................................................................................
$ 9,269,235 $ 168,509,405 $ 23,220,755
Investments in affiliates, at cost ............................................................................
669,246 5,328,202 334,181
Total Investments, at cost ............................................................................
9,938,481 173,837,607 23,554,936
Investments, at value ......................................................................................
9,278,185 248,373,290 32,064,698
Investments in affiliates, at value ...........................................................................
669,246 5,328,202 334,181
Total Investments, at value ..........................................................................
9,947,431 253,701,492 32,398,879
Interest and dividends receivable ..........................................................................
154,939 569,009 66,896
Receivable for capital shares issued ........................................................................
3 816,909 29,159
Receivable for capital shares reinvested ....................................................................
7,359 — —
Receivable for investments sold ............................................................................
505,810 — —
Receivable from adviser ...................................................................................
9,616 — 5,354
Receivable from fees waived or reimbursed ................................................................
— 23,663 —
Prepaid expenses and other assets .........................................................................
31,863 52,483 37,738
Total Assets .........................................................................................
10,657,021 255,163,556 32,538,026
Liabilities:
Written Options (Premiums received $0, $0 and $287,109, respectively) ...................................
— — 235,666
Distributions payable ......................................................................................
21,314 — —
Payable for capital shares redeemed .......................................................................
25,266 59,731 292
Accrued expenses and other payables:
Investment advisory fees ...............................................................................
1,313 108,300 20,640
Administration fees .....................................................................................
700 14,407 2,064
Distribution fees ........................................................................................
4 17,501 716
Custody fees ...........................................................................................
87 1,801 258
Trustee fees ............................................................................................
63 634 97
Fund accounting and compliance fees ..................................................................
1,334 7,649 1,236
Transfer agent fees .....................................................................................
10,420 10,865 6,125
Shareholder servicing fees .............................................................................
7,913 — 2,657
Other accrued liabilities ................................................................................
10,196 12,002 6,300
Total Liabilities ......................................................................................
78,610 232,890 276,051
Net Assets ..........................................................................................
$ 10,578,411 $ 254,930,666 $ 32,261,975
Composition of Net Assets:
Shares of beneficial interest, at par .........................................................................
$ 11 $ 118 $ 24
Additional paid-in capital ..................................................................................
10,569,739 181,831,567 25,612,247
Total distributable earnings/(loss)
8,661 73,098,981 6,649,704
Net Assets ..........................................................................................
$ 10,578,411 $ 254,930,666 $ 32,261,975
Net Assets:
Investor Shares ............................................................................................
$ 1,872 $ 30,537,039 $ 116,552
Institutional Shares ........................................................................................
10,558,567 202,347,929 31,247,800
A Shares ..................................................................................................
17,972 9,225,439 897,623
C Shares ..................................................................................................
— 12,820,259 —
Total ................................................................................................
$ 10,578,411 $ 254,930,666 $ 32,261,975
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares ............................................................................................
187 1,408,516 8,715
Institutional Shares ........................................................................................
1,051,368 9,332,775 2,342,884
A Shares ..................................................................................................
1,795 426,868 67,269
C Shares ..................................................................................................
— 602,267 —
Total ................................................................................................
1,053,350 11,770,426 2,418,868
Net Asset Value, offering price & redemption price per share:
Investor Shares ............................................................................................
$ 9.99 $ 21.68 $ 13.37
Institutional Shares ........................................................................................
$ 10.04 $ 21.68 $ 13.34
A Shares ..................................................................................................
$ 10.01 $ 21.61 $ 13.34
C Shares ..................................................................................................
$ — $ 21.29 $ —
Maximum Sales Charge:
A Shares ..................................................................................................
1.00% 2.00% 2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
A Shares ..................................................................................................
$ 10.11 $ 22.05 $ 13.61

See notes to financial statements.
Statements of Operations
February 28, 2026 (Unaudited)
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Investment Income:
Interest income .......................................................................................................................
$ 33,789,007 $ 58,553,610
Dividend income .....................................................................................................................
3,609,907 4,621,942
Total income ......................................................................................................................
37,398,914 63,175,552
Expenses:
Investment advisory fees ..............................................................................................................
477,288 818,555
Administration fees ...................................................................................................................
477,288 818,555
Distribution fees - Administrative Shares ..............................................................................................
2,057,912 966,766
Distribution fees - Premier Shares ....................................................................................................
— 1,456,158
Shareholder servicing fees - Administrative Shares ....................................................................................
2,057,912 966,766
Shareholder servicing fees - Institutional Shares ......................................................................................
303,800 408,398
Shareholder servicing fees - Select Shares ............................................................................................
24,728 1,989,532
Shareholder servicing fees - Premier Shares ..........................................................................................
— 728,079
Fund accounting and compliance fees ................................................................................................
228,515 383,150
Transfer agent fees ....................................................................................................................
29,195 70,127
Custodian fees .......................................................................................................................
95,225 163,207
Trustee fees ...........................................................................................................................
29,094 47,589
Professional fees .....................................................................................................................
54,136 79,955
Printing fees ..........................................................................................................................
25,474 40,668
Registration fees ......................................................................................................................
11,097 218,710
Other expenses .......................................................................................................................
109,107 151,148
Total expenses before fee and expense reductions .................................................................................. 5,980,771 9,307,363
Shareholder servicing fees waived - Administrative Shares ............................................................................
(623) (4,037)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(207,742) (277,751)
Shareholder servicing fees waived - Select Shares ....................................................................................
(24,728) (1,989,532)
Shareholder servicing fees waived - Premier Shares ...................................................................................
— (728,079)
Net expenses ...................................................................................................................... 5,747,678 6,307,964
Net investment income/(loss) .........................................................................................................
31,651,236 56,867,588
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investment transactions ..................................................................
— 19
Net realized/unrealized gains/(losses) on investments ..............................................................................
— 19
Change in net assets resulting from operations ....................................................................................
$ 31,651,236 $ 56,867,607

Continued

See notes to financial statements.
Statements of Operations
February 28, 2026 (Unaudited)
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Ultra Short Tax-
Free Income Fund
Investment Income:
Interest income ..................................................................
$ 487,408 $ 2,374,224 $ 493,209 $ 181,884
Dividend income from affiliates ..................................................
26,623 44,505 6,133 7,007
Total income .................................................................
514,031 2,418,729 499,342 188,891
Expenses:
Investment advisory fees .........................................................
18,919 109,398 51,477 9,473
Administration fees ..............................................................
10,090 43,759 8,236 5,05 2
Distribution fees - Investor Shares ...............................................
4,958 888 31 2
Distribution fees - A Shares ......................................................
1,376 58 140 22
Shareholder servicing fees - Investor Shares .....................................
4,958 888 31 2
Shareholder servicing fees - Institutional Shares .................................
25,198 135,803 25,567 15,764
Shareholder servicing fees - A Shares ...........................................
551 23 56 9
Fund accounting and compliance fees ...........................................
16,789 26,491 9,041 3,826
Transfer agent fees ...............................................................
31,952 32,504 25,649 26,027
Custodian fees ..................................................................
1,223 5,421 1,034 62 8
Trustee fees ......................................................................
347 1,766 300 206
Professional fees ................................................................
14,993 18,847 15,633 16,516
Printing fees .....................................................................
2,359 3,583 1,585 1,585
Registration fees .................................................................
19,436 19,196 13,858 13,908
Other expenses ..................................................................
2,038 5,142 1,882 1,859
Total expenses before fee and expense reductions ............................. 155,187 403,767 154,520 94,879
Investment advisory fees waived/expenses reimbursed by Investment Adviser ....
(55,316) (581) (51,571) (60,92 5 )
Administration fees waived ......................................................
(388) (581) (82) (96)
Shareholder servicing fees waived - Investor Shares .............................
(4,958) (888) (31) —
Shareholder servicing fees waived - Institutional Shares ..........................
(25,198) (135,802) (24,431) (11,735)
Shareholder servicing fees waived - A Shares ....................................
— (23) (35) (9)
Net expenses ................................................................. 69,327 265,892 78,370 22,11 4
Net investment income/(loss) ....................................................
444,704 2,152,837 420,972 166,77 7
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investment and foreign currenc y transactions ..................................................................
(212,842) (1,295,608) 149,710 —
Change in unrealized appreciation/(depreciation) on unaffiliated investments and foreign currencies ............................................................
503,289 3,518,985 270,240 (2,707)
Net realized/unrealized gains/(losses) on investments .........................
290,447 2,223,377 419,950 (2,707)
Change in net assets resulting from operations ...............................
$ 735,151 $ 4,376,214 $ 840,922 $ 164,0 70

See notes to financial statements.
Statements of Operations
February 28, 2026 (Unaudited)
Concluded
World Energy
Fund
Hedged Equity
Income Fund
Investment Income:
Interest income .......................................................................................................................
$ 166,313 $ —
Dividend income .....................................................................................................................
1,579,752 286,000
Dividend income from affiliates .......................................................................................................
49,452 13,802
Foreign tax withholding ...............................................................................................................
(28,398) —
Total income ......................................................................................................................
1,767,119 299,802
Expenses:
Investment advisory fees ..............................................................................................................
533,569 126,883
Administration fees ...................................................................................................................
71,143 12,688
Distribution fees - Investor Shares ....................................................................................................
28,673 2,300
Distribution fees - A Shares ...........................................................................................................
8,931 1,158
Distribution fees - C Shares ..........................................................................................................
46,547 —
Shareholder servicing fees - Investor Shares ..........................................................................................
28,673 2,300
Shareholder servicing fees - Institutional Shares ......................................................................................
173,080 36,193
Shareholder servicing fees - A Shares ................................................................................................
3,572 463
Shareholder servicing fees - C Shares ................................................................................................
11,637 —
Fund accounting and compliance fees ................................................................................................
23,261 4,396
Transfer agent fees ....................................................................................................................
48,436 25,118
Custodian fees .......................................................................................................................
8,891 1,586
Trustee fees ...........................................................................................................................
2,922 457
Professional fees .....................................................................................................................
17,809 15,087
Printing fees ..........................................................................................................................
16,380 1,790
Registration fees ......................................................................................................................
19,344 14,228
Other expenses .......................................................................................................................
9,781 2,349
Total expenses before fee and expense reductions .................................................................................. 1,052,649 246,996
Investment advisory fees waived/expenses reimbursed by Investment Adviser .........................................................
(659) (31,662)
Administration fees waived ...........................................................................................................
(659) (173)
Shareholder servicing fees waived - Investor Shares ..................................................................................
(26,823) (1,762)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(166,220) (35,300)
Shareholder servicing fees waived - A Shares .........................................................................................
(1,790) (91)
Shareholder servicing fees waived - C Shares .........................................................................................
(10,788) —
Net expenses ...................................................................................................................... 845,710 178,008
Net investment income/(loss) .........................................................................................................
921,409 121,794
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investment transactions ..................................................................
2,850,286 204,502
Net realized gains/(losses) from written options contract transactions .................................................................
— (148,121)
Change in unrealized appreciation/(depreciation) on unaffiliated investments .........................................................
47,006,680 1,199,635
Change in unrealized appreciation/(depreciation) on written options contracts .........................................................
— (88,854)
Net realized/unrealized gains/(losses) on investments ..............................................................................
49,856,966 1,167,162
Change in net assets resulting from operations ....................................................................................
$ 50,778,375 $ 1,288,956

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2026
U.S. Treasury Fund Government Securities Money Market Fund
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income .............................................. $ 31,651,236 $ 68,948,474 $ 56,867,588 $ 125,246,469
Net realized gains/(losses) from investment transactions .............. — (9,780) 19 40,365
Change in net assets resulting from operations .......................... 31,651,236 68,938,694 56,867,607 125,286,834
Distributions to Shareholders:
Administrative Shares ............................................... (26,781,044) (58,341,078) (12,321,565) (27,045,333)
Institutional Shares .................................................. (4,498,229) (10,214,733) (5,909,295) (12,247,155)
Select Shares ....................................................... (371,989) (392,648) (29,345,120) (64,820,018)
Premier Shares ...................................................... — — (9,291,626) (21,133,967)
Change in net assets from shareholder distributions ..................... (31,651,262) (68,948,459) (56,867,606) (125,246,473)
Change in net assets from capital transactions ........................... (299,643,812) 118,822,093 152,237,497 435,178,717
Change in net assets .................................................... (299,643,838) 118,812,328 152,237,498 435,219,078
Net Assets:
Beginning of period ................................................. 1,879,230,097 1,760,417,769 3,182,576,808 2,747,357,730
End of period ........................................................ $ 1,579,586,259 $ 1,879,230,097 $ 3,334,814,306 $ 3,182,576,808
Capital Share Transactions*:
Administrative Shares
Issued .............................................................. 1,171,590,938 1,687,625,372 443,137,989 1,002,771,739
Reinvested .......................................................... 35,753 113,828 176,103 470,057
Redeemed ........................................................... (1,397,584,930) (1,651,558,403) (361,511,775) (841,238,393)
Change in Administrative Shares ................................. (225,958,239) 36,180,797 81,802,317 162,003,403
Institutional Shares
Issued .............................................................. 185,621,970 623,753,249 248,103,752 638,078,651
Reinvested .......................................................... — — 422,977 1,088,497
Redeemed ........................................................... (262,288,725) (552,611,222) (274,506,287) (558,095,631)
Change in Institutional Shares .................................... (76,666,755) 71,142,027 (25,979,558) 81,071,517
Select Shares
Issued .............................................................. 10,696,303 38,720,148 1,304,498,512 2,326,047,042
Reinvested .......................................................... — — 4,848,764 10,613,818
Redeemed ........................................................... (7,715,121) (27,220,879) (1,242,693,982) (2,193,020,009)
Change in Select Shares ......................................... 2,981,182 11,499,269 66,653,294 143,640,851
Premier Shares
Issued .............................................................. — — 1,032,446,804 1,963,320,103
Reinvested .......................................................... — — 9,092,771 20,578,701
Redeemed ........................................................... — — (1,011,778,131) (1,935,435,858)
Change in Premier Shares ........................................ — — 29,761,444 48,462,946
Change in shares: ...................................................... (299,643,812) 118,822,093 152,237,497 435,178,717
* Share transactions are at net asset value of $1.00 per share.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2026
Limited Duration Fund Bond Fund
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 444,704 $ 1,038,409 $ 2,152,837 $ 4,384,771
Net realized gains/(losses) from investment transactions .................. (212,842) (425,488) (1,295,608) (1,382,561)
Change in unrealized appreciation/(depreciation) on investments .......... 503,289 667,831 3,518,985 90,434
Change in net assets resulting from operations .............................. 735,151 1,280,752 4,376,214 3,092,644
Distributions to Shareholders:
Investor Shares .......................................................... (63,237) (116,264) (13,107) (24,863)
Institutional Shares ...................................................... (346,891) (896,845) (2,138,329) (4,355,318)
A Shares ................................................................ (17,562) (51,180) (853) (1,955)
Change in net assets from shareholder distributions ......................... (427,690) (1,064,289) (2,152,289) (4,382,136)
Change in net assets from capital transactions ............................... (5,417,511) (9,973,816) (7,495,375) (7,391,625)
Change in net assets ........................................................ (5,110,050) (9,757,353) (5,271,450) (8,681,117)
Net Assets:
Beginning of period ..................................................... 28,402,034 38,159,387 114,784,984 123,466,101
End of period ............................................................ $ 23,291,984 $ 28,402,034 $ 109,513,534 $ 114,784,984
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 85,522 $ 621,232 $ 43,482 $ 14,760
Dividends reinvested .................................................... 61,648 113,421 12,997 24,863
Cost of shares redeemed ................................................. (166,982) (389,685) (40,556) (53,910)
Change in net assets from Investor Shares ............................ (19,812) 344,968 15,923 (14,287)
Institutional Shares
Proceeds from shares issued ............................................ 1,062,408 1,421,585 11,146,239 15,994,939
Dividends reinvested .................................................... 223,531 544,184 1,003,900 1,819,689
Cost of shares redeemed ................................................. (6,595,231) (11,805,232) (19,662,656) (25,177,418)
Change in net assets from Institutional Shares ........................ (5,309,292) (9,839,463) (7,512,517) (7,362,790)
A Shares
Proceeds from shares issued ............................................ 49,377 28 98,345 10
Dividends reinvested .................................................... 17,014 50,631 813 1,955
Cost of shares redeemed ................................................. (154,798) (529,980) (97,939) (16,513)
Change in net assets from A Shares ................................... (88,407) (479,321) 1,219 (14,548)
Change in net assets resulting from capital transactions: ..................... $ (5,417,511) $ (9,973,816) $ (7,495,375) $ (7,391,625)
Share Transactions:
Investor Shares
Issued .................................................................. 9,099 66,597 5,057 1,739
Reinvested .............................................................. 6,554 12,172 1,507 2,927
Redeemed ............................................................... (17,779) (41,816) (4,720) (6,369)
Change in Investor Shares ............................................ (2,126) 36,953 1,844 (1,703)
Institutional Shares
Issued .................................................................. 113,113 152,698 1,299,925 1,902,039
Reinvested .............................................................. 23,782 58,433 116,771 214,784
Redeemed ............................................................... (702,997) (1,271,542) (2,288,202) (2,988,306)
Change in Institutional Shares ........................................ (566,102) (1,060,411) (871,506) (871,483)
A Shares
Issued .................................................................. 5,255 3 11,382 1
Reinvested .............................................................. 1,808 5,430 94 230
Redeemed ............................................................... (16,460) (56,610) (11,388) (1,954)
Change in A Shares .................................................. (9,397) (51,177) 88 (1,723)
Change in shares: .................................................... (577,625) (1,074,635) (869,574) (874,909)

Continued

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2026
Strategic Enhanced Yield Fund Ultra Short Tax-Free Income Fund
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 420,972 $ 914,551 $ 166,777 $ 370,504
Net realized gains/(losses) from investment transactions .................. 149,710 88,581 — —
Change in unrealized appreciation/(depreciation) on investments .......... 270,240 (145,415) (2,707) 7,239
Change in net assets resulting from operations .............................. 840,922 857,717 164,070 377,743
Distributions to Shareholders:
Investor Shares .......................................................... (462) (46,928) (25) (57)
Institutional Shares ...................................................... (403,954) (840,871) (166,353) (369,869)
A Shares ................................................................ (2,075) (5,047) (212) (480)
Change in net assets from shareholder distributions ......................... (406,491) (892,846) (166,590) (370,406)
Change in net assets from capital transactions ............................... (1,851,081) 6,409,598 (1,806,040) 1,994,463
Change in net assets ........................................................ (1,416,650) 6,374,469 (1,808,560) 2,001,800
Net Assets:
Beginning of period ..................................................... 21,172,965 14,798,496 12,386,971 10,385,171
End of period ............................................................ $ 19,756,315 $ 21,172,965 $ 10,578,411 $ 12,386,971
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 501 $ 2,824,373 $ 144 $ 190
Dividends reinvested .................................................... 461 46,928 25 57
Cost of shares redeemed ................................................. — (2,856,802) (326) (159)
Change in net assets from Investor Shares ............................ 962 14,499 (157) 88
Institutional Shares
Proceeds from shares issued ............................................ 1,193,168 9,607,309 3,832,681 4,558,728
Dividends reinvested .................................................... 58,595 148,596 53,414 111,254
Cost of shares redeemed ................................................. (3,082,371) (3,352,291) (5,692,118) (2,676,097)
Change in net assets from Institutional Shares ........................ (1,830,608) 6,403,614 (1,806,023) 1,993,885
A Shares
Proceeds from shares issued ............................................ — 19 — 10
Dividends reinvested .................................................... 1,111 4,721 212 480
Cost of shares redeemed ................................................. (22,546) (13,255) (72) —
Change in net assets from A Shares ................................... (21,435) (8,515) 140 490
Change in net assets resulting from capital transactions: ..................... $ (1,851,081) $ 6,409,598 $ (1,806,040) $ 1,994,463
Share Transactions:
Investor Shares
Issued .................................................................. 55 318,499 14 19
Reinvested .............................................................. 51 5,314 3 5
Redeemed ............................................................... — (323,825) (33) (16)
Change in Investor Shares ............................................ 106 (12) (16) 8
Institutional Shares
Issued .................................................................. 133,934 1,103,397 381,741 454,108
Reinvested .............................................................. 6,569 17,027 5,320 11,085
Redeemed ............................................................... (346,078) (384,774) (566,916) (266,652)
Change in Institutional Shares ........................................ (205,575) 735,650 (179,855) 198,541
A Shares
Issued .................................................................. — 1 — 1
Reinvested .............................................................. 125 541 21 48
Redeemed ............................................................... (2,536) (1,519) (7) —
Change in A Shares .................................................. (2,411) (977) 14 49
Change in shares: .................................................... (207,880) 734,661 (179,857) 198,598

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2026
Concluded
World Energy Fund Hedged Equity Income Fund
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(Unaudited)
Year Ended
August 31, 2025
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 921,409 $ 1,535,468 $ 121,794 $ 254,825
Net realized gains/(losses) from investment transactions .................. 2,850,286 3,202,433 56,381 1,663,008
Change in unrealized appreciation/(depreciation) on investments .......... 47,006,680 17,984,064 1,110,781 1,753,361
Change in net assets resulting from operations .............................. 50,778,375 22,721,965 1,288,956 3,671,194
Distributions to Shareholders:
Investor Shares .......................................................... (47,275) (131,510) (3,825) (510)
Institutional Shares ...................................................... (421,771) (806,129) (102,553) (262,046)
A Shares ................................................................ (14,062) (31,758) (2,243) (6,811)
C Shares ................................................................ (1,852) (22,697) — —
Change in net assets from shareholder distributions ......................... (484,960) (992,094) (108,621) (269,367)
Change in net assets from capital transactions ............................... 61,064,557 23,955,740 2,059,351 (2,546,939)
Change in net assets ........................................................ 111,357,972 45,685,611 3,239,686 854,888
Net Assets:
Beginning of period ..................................................... 143,572,694 97,887,083 29,022,289 28,167,401
End of period ............................................................ $ 254,930,666 $ 143,572,694 $ 32,261,975 $ 29,022,289
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 6,533,247 $ 8,858,953 $ 236,190 $ 1,513,997
Dividends reinvested .................................................... 47,239 131,303 3,825 510
Cost of shares redeemed ................................................. (2,602,685) (8,912,162) (1,851,480) (1,959)
Change in net assets from Investor Shares ............................ 3,977,801 78,094 (1,611,465) 1,512,548
Institutional Shares
Proceeds from shares issued ............................................ 65,544,358 44,790,072 5,426,700 2,818,408
Dividends reinvested .................................................... 335,741 614,849 26,663 41,090
Cost of shares redeemed ................................................. (11,791,549) (23,104,392) (1,672,070) (6,550,341)
Change in net assets from Institutional Shares ........................ 54,088,550 22,300,529 3,781,293 (3,690,843)
A Shares
Proceeds from shares issued ............................................ 1,513,510 3,242,074 35,483 209,855
Dividends reinvested .................................................... 13,924 31,410 2,243 6,811
Cost of shares redeemed ................................................. (663,059) (741,915) (148,203) (585,310)
Change in net assets from A Shares ................................... 864,375 2,531,569 (110,477) (368,644)
C Shares
Proceeds from shares issued ............................................ 2,575,860 1,049,564 — —
Dividends reinvested .................................................... 1,852 22,640 — —
Cost of shares redeemed ................................................. (443,881) (2,026,656) — —
Change in net assets from C Shares .................................. 2,133,831 (954,452) — —
Change in net assets resulting from capital transactions: ..................... $ 61,064,557 $ 23,955,740 $ 2,059,351 $ (2,546,939)
Share Transactions:
Investor Shares
Issued .................................................................. 337,839 571,406 17,933 120,930
Reinvested .............................................................. 2,667 9,187 288 45
Redeemed ............................................................... (143,283) (614,535) (137,888) (167)
Change in Investor Shares ............................................ 197,223 (33,942) (119,667) 120,808
Institutional Shares
Issued .................................................................. 3,514,249 2,894,760 409,680 238,700
Reinvested .............................................................. 18,983 41,657 2,013 3,588
Redeemed ............................................................... (636,336) (1,589,499) (126,029) (573,135)
Change in Institutional Shares ........................................ 2,896,896 1,346,918 285,664 (330,847)
A Shares
Issued .................................................................. 79,405 220,026 2,657 18,736
Reinvested .............................................................. 789 2,139 169 604
Redeemed ............................................................... (36,154) (49,749) (11,079) (48,768)
Change in A Shares .................................................. 44,040 172,416 (8,253) (29,428)
C Shares
Issued .................................................................. 136,973 70,800 — —
Reinvested .............................................................. 106 1,689 — —
Redeemed ............................................................... (24,955) (141,287) — —
Change in C Shares .................................................. 112,124 (68,798) — —
Change in shares: .................................................... 3,250,283 1,416,594 157,744 (239,467)

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
U.S. Treasury Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Treasury Obligations ( 23 .0% )
U.S. Treasury Bills
$ 25,000,000 3.49% , 4/21/26 ..................... $ 24,874,537
25,000,000 3.55% , 5/19/26 ..................... 24,804,113
25,000,000 3.55% , 7/23/26 ..................... 24,648,000
50,000,000 3.56% , 3/17/26 ..................... 49,916,167
25,000,000 3.57% , 3/24/26 ..................... 24,940,567
25,000,000 3.59% , 4/9/26 ...................... 24,900,539
25,000,000 3.64% , 5/28/26 ..................... 24,776,944
20,000,000 3.67% , 3/19/26 ..................... 19,961,300
24,000,000 3.76% , 8/6/26 ...................... 23,608,318
242,430,485
U.S. Treasury Notes
25,000,000 0.75% , 8/31/26 ..................... 24,636,850
25,000,000 0.88% , 6/30/26 ..................... 24,766,335
24,000,000 1.50% , 8/15/26 ..................... 23,739,213
25,000,000 1.50% , 1/31/27 ..................... 24,535,258
25,000,000 1.75% , 12/31/26 .................... 24,635,795
122,313,451
Total U.S. Treasury Obligations (Cost $ 364,743,936 ) ............ 364,743,936
Repurchase Agreements ( 73 .2% )
140,000,000 Bank of Montreal , 3.61%, 3/2/26 , (Purchased on
2/27/26, proceeds at maturity $140,042,117,
Collateralized by various U.S. Treasury
Obligations, (2.38% - 6.13%), (8/15/28 -
11/15/49), fair value of $142,800,033) .... 140,000,000
5,000,000 Bank of New York Mellon , 3.6%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$5,001,500, Collateralized by U.S. Treasury
Obligation, (4.00%), (1/31/33), fair value of
$5,100,006) ..................... 5,000,000
40,000,000 Credit Agricole CIB NY , 3.63%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$40,012,100, Collateralized by various U.S.
Treasury Obligations, (0.00% - 4.88%),
(6/30/26 - 2/15/55), fair value of $40,800,000) 40,000,000
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements, continued:
$ 1,000,000 Federal Reserve Bank NY , 3.5%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$1,000,292, Collateralized by various U.S.
Treasury Obligations, (1.50% - 1.63%),
(2/15/30 - 5/15/31), fair value of $1,000,312) $ 1,000,000
5,000,000 Goldman Sachs Co. , 3.57%, 3/2/26 , (Purchased
on 2/27/26, proceeds at maturity $5,001,488,
Collateralized by U.S. Treasury Obligation,
(0.00%), (5/15/42), fair value of $5,100,000) 5,000,000
75,000,000 Nomura Securities International, Inc. , 3.63%,
3/2/26 , (Purchased on 2/27/26, proceeds
at maturity $75,022,688, Collateralized by
various U.S. Treasury Obligations, (1.50% -
4.75%), (11/30/28 - 8/15/55), fair value of
$76,502,302) .................... 75,000,000
230,000,000 Northern Trust Corp. , 3.62%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$230,069,383, Collateralized by various U.S.
Treasury Obligations, (4.00%), (7/31/29), fair
value of $234,600,000) .............. 230,000,000
320,000,000 Royal Bank of Canada , 3.61%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$320,096,267, Collateralized by various
U.S. Treasury Obligations, (0.00% - 4.88%),
(5/7/26 - 5/15/55), fair value of $326,400,070) 320,000,000
340,000,000 State Street Bank Trust Co. , 3.64%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at
maturity $340,103,133, Collateralized by
various U.S. Treasury Obligations, (3.38% -
3.75%), (4/30/27 - 11/30/27), fair value of
$346,800,154) .................... 340,000,000
Total Repurchase Agreements (Cost $ 1,156,000,000 ) ............ 1,156,000,000
Investment Companies ( 4 .1% )
64,125,420 First American Treasury Obligations Fund ,
3 .61%
(a)
........................ 64,125,420
Total Investment Companies (Cost $ 64,125,420 ) ............... 64,125,420
Total Investments (Cost $ 1,584,869,356 ) — 100 .3% ............ 1,584,869,356
Net other assets (liabilities) — ( 0 .3 ) % ..................... (5,283,097)
Net Assets - 100.0% ................................. $ 1,579,586,259
(a) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Government Securities Money Market Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Government Agency Securities ( 39 .2% )
Federal Farm Credit Banks Funding Corp.
$ 50,000,000 3.50% , 3/24/26
(a)
.................... $ 49,883,722
14,305,000 3.50% , 1/28/27 ..................... 14,301,180
20,000,000 3.69% ( SOFR + 2 bps ) , 3/26/26 .......... 20,000,000
10,000,000 3.71% ( SOFR + 4 bps ) , 11/19/26 .......... 10,000,000
35,000,000 3.71% ( SOFR + 4 bps ) , 2/24/27 .......... 35,000,000
100,000,000 3.71% ( SOFR + 4 bps ) , 4/10/26 .......... 100,000,000
25,000,000 3.71% ( SOFR + 4 bps ) , 2/12/27 .......... 25,000,000
50,000,000 3.71% ( SOFR + 5 bps ) , 10/27/26 .......... 50,000,000
35,000,000 3.71% ( SOFR + 5 bps ) , 11/6/26 .......... 35,000,000
25,000,000 3.72% ( SOFR + 5 bps ) , 5/14/26 .......... 25,000,000
35,000,000 3.72% ( SOFR + 6 bps ) , 8/25/26 .......... 35,000,000
35,000,000 3.73% ( SOFR + 6 bps ) , 8/21/26 .......... 35,000,000
10,000,000 3.73% ( SOFR + 6 bps ) , 9/4/26 ........... 10,000,000
15,000,000 3.73% ( SOFR + 6 bps ) , 9/4/26 ........... 15,000,000
45,000,000 3.73% ( SOFR + 6 bps ) , 10/6/26 , Callable 4/6/26
@ 100
*
.........................
45,000,000
25,000,000 3.74% ( SOFR + 7 bps ) , 9/10/26 .......... 25,000,000
15,000,000 3.74% ( SOFR + 7 bps ) , 9/18/26 .......... 15,000,000
5,000,000 4.38% , 6/23/26 ..................... 5,009,771
77,351,000 4.50% , 3/13/26 ..................... 77,373,553
626,568,226
Federal Home Loan Banks
5,000,000 0.70% , 3/16/26 ..................... 5,000,000
10,000,000 1.35% , 4/21/26 ..................... 9,968,091
50,000,000 3.43% , 3/11/26
(a)
.................... 49,947,708
35,000,000 3.52% , 7/10/26
(a)
.................... 34,554,236
35,000,000 3.57% , 7/24/26
(a)
.................... 34,500,536
35,000,000 3.58% , 5/22/26
(a)
.................... 34,713,638
50,000,000 3.61% , 6/24/26 ..................... 49,998,483
50,000,000 3.67% ( SOFR + 1 bps ) , 7/8/26 ........... 50,000,000
50,000,000 3.67% ( SOFR + 1 bps ) , 8/3/26 ........... 50,000,000
50,000,000 3.70% ( SOFR + 3 bps ) , 6/2/26 ........... 50,000,000
50,000,000 3.70% ( SOFR + 3 bps ) , 1/20/27 .......... 49,997,133
35,000,000 3.74% ( SOFR + 7 bps ) , 9/11/26 .......... 35,000,000
50,000,000 3.75% , 4/6/26
(a)
..................... 49,808,000
50,000,000 3.85% , 3/9/26 ...................... 49,999,932
50,000,000 4.00% , 10/9/26 ..................... 50,108,519
10,000,000 4.13% , 3/13/26 ..................... 10,000,973
30,110,000 4.13% , 1/15/27 ..................... 30,262,202
643,859,451
Federal Home Loan Mortgage Corporation
5,000,000 0.68% , 3/2/26 ...................... 4,999,581
Federal National Mortgage Association
34,385,000 2.13% , 4/24/26 ..................... 34,298,874
Total U.S. Government Agency Securities (Cost $ 1,309,726,132 ) .... 1,309,726,132
U.S. Treasury Obligations ( 8 .2% )
U.S. Treasury Bills
50,000,000 3.56% , 3/17/26 ..................... 49,916,167
U.S. Treasury Notes
35,000,000 1.13% , 10/31/26 .................... 34,427,089
35,000,000 1.25% , 11/30/26 .................... 34,408,294
35,000,000 1.50% , 8/15/26 ..................... 34,619,514
35,000,000 1.75% , 12/31/26 .................... 34,490,113
35,000,000 3.50% , 9/30/26 ..................... 34,962,656
50,000,000 4.13% , 2/28/27 ..................... 50,276,073
223,183,739
Total U.S. Treasury Obligations (Cost $ 273,099,906 ) ............ 273,099,906
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements ( 50 .9% )
$ 110,000,000 Bank of Montreal , 3.61%, 3/2/26 , (Purchased on
2/27/26, proceeds at maturity $110,033,092,
Collateralized by various U.S. Treasury
Obligations, (2.25% - 4.38%), (11/15/40 -
2/15/52), fair value of $112,200,014) ..... $ 110,000,000
5,000,000 Bank of New York Mellon , 3.6%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$5,001,500, Collateralized by various U.S.
Treasury Obligations, (4.00% - 4.13%),
(11/15/32 - 1/31/33), fair value of $5,100,056) 5,000,000
255,000,000 Credit Agricole CIB NY , 3.63%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at
maturity $255,077,138, Collateralized by
various U.S. Treasury Obligations, (0.13%
- 7.50%), (4/15/27 - 4/20/73), fair value of
$260,100,050) .................... 255,000,000
1,000,000 Federal Reserve Bank NY , 3.5%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at maturity
$1,000,292, Collateralized by various U.S.
Treasury Obligations, (1.50% - 1.63%),
(8/15/29 - 5/15/31), fair value of $1,000,306) 1,000,000
5,000,000 Goldman Sachs Co. , 3.57%, 3/2/26 , (Purchased
on 2/27/26, proceeds at maturity $5,001,488,
Collateralized by U.S. Treasury Obligation,
(0.00%), (8/15/54), fair value of $5,100,000) 5,000,000
155,000,000 Nomura Securities International, Inc. , 3.63%,
3/2/26 , (Purchased on 2/27/26, proceeds
at maturity $155,046,888, Collateralized by
various U.S. Treasury Obligations, (0.38%
- 4.63%), (5/15/26 - 5/15/50), fair value of
$158,106,642) .................... 155,000,000
400,000,000 Northern Trust Corp. , 3.62%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at
maturity $400,120,667, Collateralized by
various U.S. Treasury Obligations, (3.88%
- 4.00%), (7/31/29 - 4/30/30), fair value of
$408,000,000) .................... 400,000,000
430,000,000 Royal Bank of Canada , 3.61%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at
maturity $430,129,358, Collateralized by
various U.S. Treasury Obligations, (0.00%
- 6.50%), (5/31/26 - 2/20/56), fair value of
$438,600,065) .................... 430,000,000
335,000,000 State Street Bank Trust Co. , 3.64%, 3/2/26 ,
(Purchased on 2/27/26, proceeds at
maturity $335,101,617, Collateralized by
various U.S. Treasury Obligations, (3.38% -
3.75%), (4/30/27 - 11/30/27), fair value of
$341,700,079) .................... 335,000,000
Total Repurchase Agreements (Cost $ 1,696,000,000 ) ............ 1,696,000,000
Investment Companies ( 1 .6% )
52,856,048 First American Treasury Obligations Fund ,
3 .61%
(b)
........................ 52,856,048
Total Investment Companies (Cost $ 52,856,048 ) ............... 52,856,048
Total Investments (Cost $ 3,331,682,086 ) — 99 .9% ............ 3,331,682,086
Net other assets (liabilities) — 0 .1% ...................... 3,132,220
Net Assets - 100.0% ................................. $ 3,334,814,306

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Government Securities Money Market Fund

See notes to financial statements.
Concluded
(a) Zero coupon bond. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
bps Basis Points
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities ( 22 .3% )
$ 550,000 AIO Issuer LLC , Series 2024-1A , Class A2 ,
6.00% , 10/26/54 , Callable 10/25/29 @ 100
* (a)
$ 551,678
361,778 CLI Funding VIII LLC , Series 2021-1A , Class B ,
2.38% , 2/18/46
(a)
.................. 337,446
600,969 CWABS Asset-Backed Certificates Trust , Series
2007-4 , Class A4W , 4.25% , 4/25/47 , Callable
5/25/27 @ 100
* (b)
.................. 583,068
496,457 Flexential Issuer , Series 2021-1A , Class A2 ,
3.25% , 11/27/51 , Callable 3/25/26 @ 100
* (a)
490,789
457,984 Fremont Home Loan Trust , Series 2004-3 , Class
M5 , 5.66% ( TSFR1M + 199 bps ) , 11/25/34 ,
Callable 3/25/26 @ 100
*
............. 312,421
899,543 Goodgreen Trust , Series 2020-1A , Class A ,
2.63% , 4/15/55 , Callable 10/15/40 @ 100
* (a)
778,739
595,000 HI-FI Music IP Issuer LP , Series 2022-1A , Class
A2 , 3.94% , 2/1/62 , Callable 5/1/26 @ 100
* (a)
590,294
1 IMC Home Equity Loan Trust , Series 1998-1 ,
Class A6 , 7.02% , 6/20/29
(b) (c)
.......... 1
500,000 PNMAC GMSR Issuer Trust , Series 2024-GT1 ,
Class A , 6.87% ( TSFR1M + 320 bps ) ,
3/25/29
(a)
....................... 503,722
33,851 RAMP Trust , Series 2002-RS2 , Class AI5 , 4.52% ,
3/25/32 , Callable 3/25/26 @ 100
*
....... 33,777
432 Saxon Asset Securities Trust , Series 2003-3 ,
Class AF6 , 4.02% , 12/25/33 , Callable 3/25/26
@ 100
* (b) (c)
...................... 424
28,399 Soundview Home Loan Trust , Series 2005-B ,
Class M2 , 6.23% , 5/25/35 , Callable 3/25/26
@ 100
* (b) (c)
...................... 26,551
266,144 Textainer Marine Containers VII, Ltd. , Series
2020-1A , Class A , 2.73% , 8/21/45 , Callable
3/20/26 @ 100
* (a)
.................. 259,083
124,764 Willis Engine Structured Trust VI , Series 2021-A ,
Class A , 3.10% , 5/15/46 , Callable 5/15/29 @
100
* (a)
......................... 119,074
625,525 Zaxbys Funding LLC , Series 2021-1A , Class A2 ,
3.24% , 7/30/51 , Callable 4/30/26 @ 100
* (a)
. 599,963
Total Asset-Backed Securities (Cost $ 5,475,871 ) ............... 5,187,030
Mortgage-Backed Securities
†
( 32 .7% )
Alt-A - Adjustable Rate Mortgage-Backed Securities ( 0 .2% )
47,650 Bear Stearns Alternative Trust , Series 2006-1 ,
Class 21A2 , 4.39% , 2/25/36 , Callable 3/25/26
@ 100
* (b)
....................... 33,125
701 Deutsche Alternative Securities Mortgage Loan
Trust , Series 2006-AB4 , Class A1B1 , 3.89%
( TSFR1M + 21 bps ) , 10/25/36 , Callable
3/25/26 @ 100
*
................... 589
13,551 RALI Trust , Series 2004-QA4 , Class NB21 ,
5.36% , 9/25/34 , Callable 3/25/26 @ 100
* (b)
. 13,156
46,870
Alt-A - Fixed Rate Mortgage-Backed Securities ( 2 .2% )
14,464 Alternative Loan Trust , Series 2006-31CB , Class
A16 , 6.00% , 11/25/36 , Callable 3/25/26 @
100
*
.......................... 7,828
168,387 Alternative Loan Trust , Series 2006-J8 , Class A2 ,
6.00% , 2/25/37 , Callable 3/25/26 @ 100
*
.. 63,094
50,545 Alternative Loan Trust , Series 2004-J8 , Class 2A1 ,
7.00% , 8/25/34 , Callable 3/25/26 @ 100
*
.. 55,095
7,316 ChaseFlex Trust , Series 2005-1 , Class 2A4 ,
5.50% , 2/25/35 , Callable 3/25/26 @ 100
*
.. 7,079
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities, continued:
$ 9,975 CitiMortgage Alternative Loan Trust , Series
2006-A3 , Class 1A5 , 6.00% , 7/25/36 , Callable
3/25/26 @ 100
*
................... $ 8,963
346 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust , Series 2003-4XS , Class A6A ,
5.32% , 10/25/33 , Callable 3/25/26 @ 100
* (b) (c)
344
9,270 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 7A1 , 6.00% , 7/25/34 , Callable 3/25/26
@ 100
*
......................... 9,217
204,532 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 5A1 , 6.50% , 3/25/34 , Callable 3/25/26
@ 100
*
......................... 215,281
7,262 MASTR Alternative Loan Trust , Series 2004-4 ,
Class 8A1 , 6.50% , 5/25/34 , Callable 3/25/26
@ 100
*
......................... 7,511
15,100 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 6A1 , 6.50% , 7/25/34 , Callable 3/25/26
@ 100
*
......................... 15,349
16,701 MASTR Alternative Loan Trust , Series 2004-1 ,
Class 3A1 , 7.00% , 1/25/34 , Callable 3/25/26
@ 100
*
......................... 17,397
90 Nomura Asset Acceptance Corp. Alternative Loan
Trust , Series 2005-WF1 , Class 2A5 , 5.66% ,
3/25/35 , Callable 3/25/26 @ 100
* (b) (c)
..... 91
74 RALI Trust , Series 2004-QS13 , Class CB , 5.00% ,
9/25/19 ........................ 74
15,897 RALI Trust , Series 2006-QS6 , Class 1A2 , 6.00% ,
6/25/36 , Callable 3/25/26 @ 100
*
....... 13,260
33,051 Residential Asset Securitization Trust , Series
2005-A14 , Class A5 , 5.50% , 12/25/35 ,
Callable 3/25/26 @ 100
*
............. 14,178
38,901 Residential Asset Securitization Trust , Series
2006-A8 , Class 1A1 , 6.00% , 8/25/36 , Callable
3/25/26 @ 100
*
................... 26,770
40,477 Residential Asset Securitization Trust , Series
2006-A9CB , Class A5 , 6.00% , 9/25/36 ,
Callable 3/25/26 @ 100
*
............. 11,657
23,096 Residential Asset Securitization Trust , Series
2007-A5 , Class 2A3 , 6.00% , 5/25/37 , Callable
3/25/26 @ 100
*
................... 11,320
18,491 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2005-6 , Class 1CB , 6.50% , 8/25/35 ,
Callable 3/25/26 @ 100
*
............. 17,370
501,878
Prime Adjustable Rate Mortgage-Backed Securities ( 3 .0% )
11,537 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2004-AR7 , Class 2A1 , 4.95% ,
11/25/34 , Callable 3/25/26 @ 100
* (b)
..... 11,169
14,491 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2002-AR28 , Class CB3 , 5.68% ,
11/25/32 , Callable 3/25/26 @ 100
* (b)
..... 10,161
12,482 GMACM Mortgage Loan Trust , Series 2005-AR6 ,
Class 3A1 , 3.72% , 11/19/35 , Callable 3/19/26
@ 100
* (b)
....................... 11,115
10,238 GSR Mortgage Loan Trust , Series 2005-AR2 ,
Class 1A2 , 4.27% , 4/25/35 , Callable 3/25/26
@ 100
* (b)
....................... 9,016
36,117 HarborView Mortgage Loan Trust , Series 2004-10 ,
Class 3A1B , 4.62% , 1/19/35 , Callable 3/19/26
@ 100
* (b)
....................... 32,762

Continued
Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 27,105 IndyMac INDX Mortgage Loan Trust , Series 2006-
AR19 , Class 1A2 , 3.81% , 8/25/36 , Callable
3/25/26 @ 100
* (b)
.................. $ 16,815
14,880 IndyMac INDX Mortgage Loan Trust , Series 2006-
AR13 , Class A1 , 3.94% , 7/25/36 , Callable
3/25/26 @ 100
* (b)
.................. 9,629
12,818 IndyMac INDX Mortgage Loan Trust , Series
2004-AR4 , Class 3A , 4.91% , 8/25/34 , Callable
3/25/26 @ 100
* (b)
.................. 12,319
986 JPMorgan Mortgage Trust , Series 2006-A5 , Class
3A4 , 4.77% , 8/25/36 , Callable 3/25/26 @
100
* (b)
......................... 758
66,479 JPMorgan Mortgage Trust , Series 2005-A6 , Class
3A3 , 5.01% , 9/25/35 , Callable 3/25/26 @
100
* (b)
......................... 62,359
6,266 JPMorgan Mortgage Trust , Series 2005-A1 , Class
3A4 , 5.31% , 2/25/35 , Callable 3/25/26 @
100
* (b)
......................... 6,076
392,571 JPMorgan Mortgage Trust , Series 2024-CCM1 ,
Class A3 , 5.50% , 4/25/55 , Callable 1/25/31 @
100
* (a) (b)
........................ 395,837
7,809 MASTR Adjustable Rate Mortgages Trust , Series
2004-13 , Class 2A1 , 6.25% , 4/21/34 , Callable
3/21/26 @ 100
* (b)
.................. 7,708
26,188 Ocwen Residential MBS Corp. , Series 1998-R1 ,
Class B1 , 2.71% , 10/25/40 , Callable 3/25/26
@ 100
* (a) (b)
...................... 15,938
15,031 Structured Adjustable Rate Mortgage Loan Trust ,
Series 2004-18 , Class 1A2 , 4.65% , 12/25/34 ,
Callable 3/25/26 @ 100
* (b)
............ 13,611
31,192 WaMu Mortgage Pass-Through Certificates
Trust , Series 2006-AR14 , Class 1A1 , 3.99% ,
11/25/36 , Callable 3/25/26 @ 100
* (b)
..... 28,252
827 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2006-AR8 , Class 1A1 , 4.47% , 8/25/46 ,
Callable 3/25/26 @ 100
* (b)
............ 783
88,705 WinWater Mortgage Loan Trust , Series 2014-1 ,
Class A1 , 3.93% , 6/20/44 , Callable 3/20/26 @
100
* (a) (b)
........................ 87,141
731,449
Prime Fixed Mortgage-Backed Securities ( 7 .3% )
327,920 American Home Mortgage Investment Trust ,
Series 2006-2 , Class 3A2 , 6.70% , 6/25/36 ,
Callable 3/25/26 @ 100
* (b) (c)
........... 39,585
13,098 Angel Oak Mortgage Trust , Series 2019-5 , Class
A1 , 2.59% , 10/25/49 , Callable 3/25/26 @
100
* (a) (b)
........................ 12,980
83,430 Angel Oak Mortgage Trust , Series 2019-6 , Class
A1 , 2.62% , 11/25/59 , Callable 3/25/26 @
100
* (a) (b)
........................ 82,779
40,813 ChaseFlex Trust , Series 2005-2 , Class 1A1 ,
6.00% , 6/25/35 , Callable 3/25/26 @ 100
*
.. 25,046
40 CHL Mortgage Pass-Through Trust , Series 2004-
J6 , Class 1A2 , 5.25% , 8/25/24 ......... 40
817 Citigroup Mortgage Loan Trust, Inc. , Series
2003-1 , Class WA2 , 6.50% , 6/25/31 , Callable
3/25/26 @ 100
*
................... 818
40,803 Citigroup Mortgage Loan Trust, Inc. , Series 2004-
NCM2 , Class 1CB2 , 6.75% , 8/25/34 , Callable
3/25/26 @ 100
*
................... 42,205
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 9,914 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2003-1 , Class 1A1 , 7.00% ,
2/25/33 , Callable 3/25/26 @ 100
*
....... $ 10,384
121,223 Credit Suisse First Boston Mortgage Securities
Corp. , Series 2002-34 , Class 1A1 , 7.50% ,
12/25/32 , Callable 3/25/26 @ 100
*
...... 125,067
8,697 CSFB Mortgage-Backed Pass-Through
Certificates , Series 2003-27 , Class 8A1 ,
6.00% , 11/25/33 , Callable 3/25/26 @ 100
*
. 8,900
166,712 Flagstar Mortgage Trust , Series 2021-4 , Class A5 ,
2.50% , 6/1/51 , Callable 4/25/48 @ 100
* (a) (b)
152,226
9,030 Galton Funding Mortgage Trust , Series 2017-1 ,
Class A21 , 3.50% , 7/25/56 , Callable 3/25/30
@ 100
* (a) (b)
...................... 8,391
90,355 GS Mortgage-Backed Securities Corp. Trust ,
Series 2020-PJ3 , Class A14 , 3.00% ,
10/25/50 , Callable 7/25/41 @ 100
* (a) (b)
.... 81,010
236,422 GS Mortgage-Backed Securities Corp. Trust ,
Series 2019-PJ2 , Class A8 , 4.00% , 11/25/49 ,
Callable 3/25/26 @ 100
* (a) (b)
........... 227,783
128,445 GSR Mortgage Loan Trust , Series 2004-13F , Class
2A1 , 4.25% , 11/25/34 , Callable 3/25/26 @
100
*
.......................... 127,982
51 GSR Mortgage Loan Trust , Series 2004-10F , Class
2A4 , 5.00% , 8/25/19 ............... 51
380,923 JPMorgan Mortgage Trust , Series 2020-4 , Class
A3A , 2.50% , 11/25/50 , Callable 3/25/32 @
100
* (a) (b)
........................ 331,733
307,368 JPMorgan Mortgage Trust , Series 2017-2 , Class
A4 , 3.00% , 5/25/47 , Callable 9/25/29 @
100
* (a) (b)
........................ 278,750
423 Prime Mortgage Trust , Series 2004-CL1 , Class
1A1 , 6.00% , 2/25/34 , Callable 3/25/26 @
100
*
.......................... 428
31,232 Structured Asset Mortgage Investments Trust ,
Series 1999-2 , Class 3A , 6.75% , 5/25/29 ,
Callable 3/25/26 @ 100
*
............. 32,002
169 WaMu MSC Mortgage Pass-Through Certificates
Trust , Series 2004-RA1 , Class 2A , 7.00% ,
3/25/34 , Callable 3/25/26 @ 100
*
....... 177
117,680 Wells Fargo Mortgage-Backed Securities Trust ,
Series 2021-2 , Class A3 , 2.50% , 6/25/51 ,
Callable 6/25/47 @ 100
* (a) (b)
........... 107,510
1,695,847
Subprime Mortgage-Backed Securities ( 0 .5% )
98,982 Towd Point Mortgage Trust , Series 2017-6 , Class
A1 , 2.75% , 10/25/57 , Callable 3/25/30 @
100
* (a) (b)
........................ 97,833
16,219 Towd Point Mortgage Trust , Series 2018-2 , Class
A1 , 3.25% , 3/25/58 , Callable 11/25/29 @
100
* (a) (b)
........................ 16,098
113,931
U.S. Government Agency Mortgage-Backed Securities ( 19 .5% )
86,243 Fannie Mae , 5.00% , 8/1/53 , Pool #FS5659 ... 87,015
188,036 Fannie Mae , 5.50% , 3/1/53 , Pool #MA4941 ... 191,813
475,974 Fannie Mae Grantor Trust , Series 2003-T4 , Class
2A5 , 4.52% , 9/26/33 , Callable 3/26/26 @
100
* (b) (c)
........................ 470,096
146 Fannie Mae Grantor Trust , Series 2002-T1 , Class
A3 , 7.50% , 11/25/31 , Callable 3/25/26 @
100
*
.......................... 154

Continued
Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 113,284 Fannie Mae REMIC , Series 2013-68 , Class NA ,
1.00% , 3/25/42 ................... $ 100,025
95,702 Fannie Mae REMIC , Series 2013-18 , Class NA ,
2.00% , 12/25/42 .................. 87,388
46,892 Fannie Mae REMIC , Series 2013-73 , Class PD ,
2.25% , 6/25/42 ................... 45,109
33,442 Fannie Mae REMIC , Series 2013-74 , Class DY ,
2.25% , 6/25/42
(b)
.................. 32,545
26,375 Fannie Mae REMIC , Series 2010-100 , Class LA ,
2.50% , 7/25/40 ................... 25,673
36,386 Fannie Mae REMIC , Series 2014-61 , Class P ,
2.50% , 7/25/44 ................... 34,464
35,881 Fannie Mae REMIC , Series 2011-118 , Class NA ,
3.00% , 11/25/41 .................. 34,711
76,735 Fannie Mae REMIC , Series 2014-1 , Class AB ,
3.00% , 6/25/43 ................... 74,799
71,162 Fannie Mae REMIC , Series 2015-59 , Class LM ,
3.00% , 7/25/45 ................... 68,136
313,355 Fannie Mae REMIC , Series 2018-83 , Class LC ,
3.00% , 11/25/48 .................. 286,262
313,683 Fannie Mae REMIC , Series 2025-113 , Class AD ,
4.50% , 11/25/52 .................. 313,828
118,044 Fannie Mae REMIC , Series 2023-16 , Class VE ,
5.50% , 3/25/34 ................... 121,572
183,838 Fannie Mae REMIC Trust , Series 2003-W16 ,
Class AF5 , 4.40% , 11/25/33 , Callable 3/25/26
@ 100
* (b) (c)
...................... 188,517
396,309 Fannie Mae REMIC Trust , Series 2003-W14 ,
Class 2A , 4.99% , 1/25/43 , Callable 3/25/26 @
100
* (b)
......................... 389,863
488,913 Fannie Mae REMIC Trust , Series 2004-W10 ,
Class A6 , 5.75% , 8/25/34 , Callable 3/25/26 @
100
*
.......................... 506,507
347,554 Freddie Mac , Series 2017-SB32 , Class A10H ,
3.03% , 4/25/37 , Callable 4/25/27 @ 100
* (b)
. 341,371
100,440 Freddie Mac , 5.00% , 12/1/53 , Pool #SD8382 . 101,138
20,046 Freddie Mac REMIC , Series 4220 , Class KC ,
1.50% , 5/15/32 ................... 19,965
64,309 Freddie Mac REMIC , Series 4019 , Class GB ,
2.00% , 12/15/41 .................. 62,031
105,329 Freddie Mac REMIC , Series 3908 , Class B ,
2.50% , 6/15/39 ................... 99,929
191,832 Freddie Mac REMIC , Series 4374 , Class GA ,
3.00% , 9/15/36 ................... 187,610
110,059 Freddie Mac REMIC , Series 5303 , Class B ,
5.50% , 6/25/45 ................... 111,906
5 Freddie Mac REMIC , Series 1904 , Class D ,
7.50% , 10/15/26 , Callable 3/15/26 @ 100
*
. 5
366,055 Government National Mortgage Association ,
Series 2013-69 , Class NA , 2.00% , 9/20/42 . 344,498
150,312 Government National Mortgage Association ,
Series 2023-47 , Class AQ , 5.00% , 6/20/48 . 152,071
48,373 Government National Mortgage Association ,
Series 2023-186 , Class MV , 5.50% , 10/20/34 48,451
4,527,452
Total Mortgage-Backed Securities (Cost $ 8,334,342 ) ......... 7,617,427
Corporate Bonds ( 22 .9% )
Air Freight & Logistics ( 0 .4% )
84,658 United Airlines Pass-Through Trust , Series 2020-
1 , Class A , 5.88% , 10/15/27 .......... 86,701
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks ( 4 .0% )
$ 135,000 Bank of America Corp. , 5.02% ( SOFR + 216 bps ) ,
7/22/33 Callable 7/22/32 @ 100
*
....... $ 139,050
800,000 Truist Financial Corp. , Series N , 6.67% ( H15T5Y
+ 300 bps ) , Callable 9/1/26 @ 100
* (d)
.... 803,013
942,063
Capital Markets ( 3 .4% )
800,000 The Charles Schwab Corp. , Series I , 4.00%
( H15T5Y + 317 bps ) , , Callable 6/1/26 @
100
* (d)
......................... 797,217
Electric Utilities ( 1 .6% )
275,000 Entergy Mississippi LLC , 3.25% , 12/1/27
Callable 9/1/27 @ 100
*
.............. 270,695
100,000 Virginia Power Fuel Securitization LLC , Series
A-2 , 4.88% , 5/1/31 ................ 103,049
373,744
Electrical Equipment ( 1 .0% )
250,000 Emerson Electric Co. , 2.20% , 12/21/31 , Callable
9/21/31 @ 100
*
................... 227,045
Financial Services ( 4 .3% )
2,000,000 Lehman Brothers Holdings, Inc. , 6.00% , 7/19/12 ,
MTN
(e)
......................... 1,100
1,006,000 The Western Union Co. , 1.35% , 3/15/26 ..... 1,004,818
1,005,918
Health Care Providers & Services ( 2 .7% )
300,000 CommonSpirit Health , 5.21% , 12/1/31 Callable
6/1/31 @ 100
*
.................... 313,115
300,000 Humana, Inc. , 5.38% , 4/15/31 Callable 2/15/31
@ 100
*
......................... 309,284
622,399
Semiconductors & Semiconductor Equipment ( 0 .6% )
150,000 Broadcom, Inc. , 4.15% , 11/15/30 , Callable
8/15/30 @ 100
*
................... 150,507
Software ( 2 .3% )
500,000 Oracle Corp. , 6.25% , 11/9/32 , Callable 8/9/32 @
100
*
.......................... 528,093
Tobacco ( 2 .6% )
606,000 BAT Capital Corp. , 3.22% , 9/6/26 , Callable
7/6/26 @ 100
*
.................... 604,004
Total Corporate Bonds (Cost $ 6,122,173 ) ................... 5,337,691
Taxable Municipal Bonds ( 0 .3% )
Pennsylvania ( 0 .3% )
70,000 Philadelphia Authority for Industrial Development
Revenue , 3.96% , 4/15/26 ............ 70,003
Total Taxable Municipal Bonds (Cost $ 69,941 ) ................ 70,003
U.S. Government Agency Securities ( 3 .6% )
Federal Farm Credit Banks Funding Corp.
350,000 2.12% , 5/23/31 , Callable 3/11/26 @ 100
*
.... 324,881
250,000 2.32% , 1/26/32 , Callable 3/11/26 @ 100
*
.... 231,418
556,299
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 5/27/26 @ 100
*
.... 34,524
250,000 2.00% , 3/29/29
(b)
.................... 239,065
273,589
Total U.S. Government Agency Securities (Cost $ 819,193 ) ........ 829,888

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Concluded
Shares or
Principal
Amount Security Description Value
U.S. Treasury Obligations ( 15 .8% )
U.S. Treasury Notes
$ 1,230,000 1.50% , 2/15/30 ..................... $ 1,142,314
500,000 1.75% , 11/15/29 .................... 471,133
400,000 3.88% , 12/31/27 .................... 403,344
900,000 3.88% , 8/15/34 ..................... 901,547
750,000 4.00% , 1/31/31 ..................... 765,908
Total U.S. Treasury Obligations (Cost $ 3,662,810 ) .............. 3,684,246
Investment in Affiliates ( 3 .6% )
837,945 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.49%
(f)
.......... 837,945
Total Investment in Affiliates (Cost $ 837,945 ) ................. 837,945
Total Investments (Cost $ 25,322,275 ) — 101 .2% .............. 23,564,230
Net other assets (liabilities) — ( 1 .2 ) % ..................... (272,246)
Net Assets - 100.0% ................................. $ 23,291,984
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at February 28, 2026.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2026.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
H15T5Y 5-Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset-Backed Securities ( 13 .7% )
$ 825,000 Aligned Data Centers Issuer LLC , Series 2021-1A ,
Class A2 , 1.94% , 8/15/46 , Callable 3/15/26 @
100
* (a)
......................... $ 815,277
138,327 BRE Grand Islander Timeshare Issuer LLC , Series
2019-A , Class B , 3.78% , 9/26/33 , Callable
6/25/26 @ 100
* (a)
.................. 138,044
720,000 Compass Datacenters Issuer II LLC , Series
2024-1A , Class A1 , 5.25% , 2/25/49 , Callable
2/25/27 @ 100
* (a)
.................. 724,955
1,100,000 CoreVest American Finance Trust , Series 2021-2 ,
Class B , 2.38% , 7/15/54 , Callable 7/15/31 @
100
* (a)
......................... 990,382
1,065,000 DataBank Issuer , Series 2024-1A , Class A2 ,
5.30% , 1/26/54 , Callable 1/25/27 @ 100
* (a)
. 1,067,725
76,133 Dext ABS LLC , Series 2023-1 , Class A2 , 5.99% ,
3/15/32 , Callable 4/15/27 @ 100
* (a)
...... 76,474
1,067,247 Finance of America Structured Securities RMF
Trust , Series 2023-S1 , Class A1 , 3.00% ,
9/25/61
(a) (b) (c)
..................... 1,083,376
681,143 Flexential Issuer , Series 2021-1A , Class A2 ,
3.25% , 11/27/51 , Callable 3/25/26 @ 100
* (a)
673,366
850,000 Flexential Issuer LLC , Series 2025-1A , Class A2 ,
6.03% , 10/25/60 , Callable 10/25/28 @ 100
* (a)
864,131
1,228,125 Hardee's Funding LLC , Series 2024-1A , Class A2 ,
7.25% , 3/20/54 , Callable 3/20/29 @ 100
* (a)
. 1,273,157
1,500,000 HI-FI Music IP Issuer LP , Series 2022-1A , Class
A2 , 3.94% , 2/1/62 , Callable 5/1/26 @ 100
* (a)
1,488,136
188,402 MVW LLC , Series 2019-2A , Class A , 2.22% ,
10/20/38 , Callable 3/20/26 @ 100
* (a)
..... 188,135
627,362 RCKT Mortgage Trust , Series 2023-CES3 , Class
A1A , 7.11% , 11/25/43 , Callable 11/25/26 @
100
* (a) (b)
........................ 634,296
1,200,000 Switch ABS Issuer LLC , Series 2024-1A , Class
A2 , 6.28% , 3/25/54 , Callable 3/25/27 @
100
* (a)
......................... 1,215,304
500,000 Switch ABS Issuer LLC , Series 2024-2A , Class
A2 , 5.44% , 6/25/54 , Callable 6/25/27 @
100
* (a)
......................... 501,514
638,175 Taco Bell Funding LLC , Series 2018-1A , Class
A2II , 4.94% , 11/25/48 , Callable 5/25/26 @
100
* (a)
......................... 638,754
383,429 Triumph Rail Holdings LLC , Series 2021-2 , Class
A , 2.15% , 6/19/51 , Callable 3/17/26 @ 100
* (a)
372,554
730,000 Vital Care Issuer LLC , Series 2025-1A , Class A2 ,
6.74% , 1/30/56 , Callable 1/30/29 @ 100
* (a)
. 743,603
300,662 Willis Engine Structured Trust III , Series 2017-A ,
Class A , 4.69% , 8/15/42
(a) (b) (c)
.......... 299,653
748,585 Willis Engine Structured Trust VI , Series 2021-A ,
Class A , 3.10% , 5/15/46 , Callable 5/15/29 @
100
* (a)
......................... 714,445
506,150 Zaxbys Funding LLC , Series 2021-1A , Class A2 ,
3.24% , 7/30/51 , Callable 4/30/26 @ 100
* (a)
. 485,466
Total Asset-Backed Securities (Cost $ 14,821,941 ) .............. 14,988,747
Mortgage-Backed Securities
†
( 29 .4% )
Alt-A - Adjustable Rate Mortgage-Backed Securities ( 0 .0%
^
)
45,631 Bear Stearns Alternative Trust , Series 2006-6 ,
Class 32A1 , 4.43% , 11/25/36 , Callable
3/25/26 @ 100
* (b)
.................. 22,663
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Alt-A - Fixed Rate Mortgage-Backed Securities ( 0 .3% )
$ 32,596 Alternative Loan Trust , Series 2005-46CB , Class
A3 , 5.50% , 10/25/35 , Callable 3/25/26 @
100
*
.......................... $ 22,393
3,182 Alternative Loan Trust , Series 2004-22CB , Class
1A1 , 6.00% , 10/25/34 , Callable 3/25/26 @
100
*
.......................... 3,272
21,127 Alternative Loan Trust , Series 2006-8T1 , Class
1A4 , 6.00% , 4/25/36 , Callable 3/25/26 @
100
*
.......................... 9,934
137,863 Alternative Loan Trust , Series 2007-9T1 , Class
1A7 , 6.00% , 5/25/37 , Callable 3/25/26 @
100
*
.......................... 63,630
165,126 Alternative Loan Trust , Series 2006-36T2 , Class
2A4 , 6.25% , 12/25/36 , Callable 3/25/26 @
100
*
.......................... 66,599
3,621 Banc of America Alternative Loan Trust , Series
2006-4 , Class 4CB1 , 6.50% , 5/25/46 , Callable
3/25/26 @ 100
*
................... 3,472
12,748 Bear Stearns Asset-Backed Securities Trust , Series
2003-AC7 , Class A1 , 5.50% , 1/25/34 , Callable
3/25/26 @ 100
* (b) (c)
................. 10,694
1,144 JPMorgan Alternative Loan Trust , Series 2006-S4 ,
Class A6 , 6.21% , 12/25/36 , Callable 3/25/26
@ 100
* (b) (c)
...................... 1,328
4,619 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 1A1 , 5.50% , 4/25/35 , Callable 3/25/26
@ 100
*
......................... 4,248
9,270 MASTR Alternative Loan Trust , Series 2004-6 ,
Class 7A1 , 6.00% , 7/25/34 , Callable 3/25/26
@ 100
*
......................... 9,217
8,460 MASTR Alternative Loan Trust , Series 2005-3 ,
Class 7A1 , 6.00% , 4/25/35 , Callable 3/25/26
@ 100
*
......................... 5,355
3,359 MASTR Alternative Loan Trust , Series 2004-3 ,
Class 2A1 , 6.25% , 4/25/34 , Callable 3/25/26
@ 100
*
......................... 3,472
1,531 Nomura Asset Acceptance Corp. Alternative Loan
Trust , Series 2003-A1 , Class A2 , 6.00% ,
5/25/33 , Callable 3/25/26 @ 100
*
....... 1,571
116,290 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2005-3 , Class 1CB5 , 5.50% , 5/25/35 ,
Callable 3/25/26 @ 100
*
............. 105,242
1,420 WaMu Mortgage Pass-Through Certificates Trust ,
Series 2004-CB1 , Class 4A , 6.00% , 6/25/34 ,
Callable 3/25/26 @ 100
*
............. 1,434
311,861
Investment Banking & Financial Services ( 1 .0% )
1,250,000 BAMLL Commercial Mortgage Securities Trust ,
Series 2020-BOC , Class A , 2.63% , 1/15/32
(a)
1,108,995
Prime Adjustable Rate Mortgage-Backed Securities ( 0 .2% )
66,396 ChaseFlex Trust , Series 2006-2 , Class A5 , 4.07% ,
9/25/36 , Callable 3/25/26 @ 100
* (b)
...... 59,392
2,553 JPMorgan Mortgage Trust , Series 2006-A4 , Class
3A1 , 4.52% , 6/25/36 , Callable 3/25/26 @
100
* (b)
......................... 1,664
7,819 JPMorgan Mortgage Trust , Series 2006-A2 , Class
3A2 , 5.46% , 4/25/36 , Callable 3/25/26 @
100
* (b)
......................... 7,048
57,528 JPMorgan Mortgage Trust , Series 2005-A6 , Class
2A4 , 6.02% , 8/25/35 , Callable 3/25/26 @
100
* (b)
......................... 54,850

Continued
Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Adjustable Rate Mortgage-Backed Securities, continued:
$ 3,939 Merrill Lynch Mortgage Investors Trust , Series
2004-HB1 , Class A3 , 3.37% , 4/25/29 , Callable
3/25/26 @ 100
* (b)
.................. $ 3,336
3,127 Structured Adjustable Rate Mortgage Loan Trust ,
Series 2006-5 , Class 4A1 , 4.42% , 6/25/36 ,
Callable 3/25/26 @ 100
* (b)
............ 1,781
128,071
Prime Fixed Mortgage-Backed Securities ( 4 .4% )
135,750 Arroyo Mortgage Trust , Series 2019-3 , Class A1 ,
2.96% , 10/25/48 , Callable 3/25/26 @ 100
* (a) (b)
131,264
2,154 Chase Mortgage Finance Trust , Series 2002-S4 ,
Class A23 , 6.25% , 3/25/32 , Callable 3/25/26
@ 100
*
......................... 2,059
24,488 ChaseFlex Trust , Series 2005-2 , Class 1A1 ,
6.00% , 6/25/35 , Callable 3/25/26 @ 100
*
.. 15,028
19,927 ChaseFlex Trust , Series 2007-1 , Class 1A3 ,
6.50% , 2/25/37 , Callable 3/25/26 @ 100
*
.. 6,667
973,201 CIM Trust , Series 2021-J2 , Class A4 , 2.50% ,
4/25/51 , Callable 11/25/47 @ 100
* (a) (b)
.... 895,106
92,723 CSFB Mortgage-Backed Pass-Through
Certificates , Series 2005-9 , Class 3A1 , 6.00% ,
10/25/35 , Callable 3/25/26 @ 100
*
...... 25,684
71 FNT Mortgage-Backed Pass-Through Trust , Series
2001-3 , Class 1A1 , 6.75% , 8/21/31 ...... 71
303,454 GS Mortgage-Backed Securities Trust , Series
2021-GR2 , Class A6 , 2.50% , 2/25/52 , Callable
3/25/44 @ 100
* (a) (b)
................. 277,986
690,650 GS Mortgage-Backed Securities Trust , Series
2021-PJ7 , Class A8 , 2.50% , 1/25/52 , Callable
7/25/44 @ 100
* (a) (b)
................. 631,073
652,859 GS Mortgage-Backed Securities Trust , Series
2022-MM1 , Class A8 , 2.50% , 7/25/52 ,
Callable 3/25/43 @ 100
* (a) (b)
........... 595,881
461,271 JPMorgan Mortgage Trust , Series 2019-6 , Class
A5 , 3.50% , 12/25/49 , Callable 3/25/26 @
100
* (a) (b)
........................ 432,138
10,456 JPMorgan Mortgage Trust , Series 2004-S2 , Class
4A5 , 6.00% , 11/25/34 , Callable 3/25/26 @
100
*
.......................... 9,686
641,176 Mello Mortgage Capital Acceptance , Series 2021-
MTG2 , Class A10 , 2.50% , 6/25/51 , Callable
9/25/40 @ 100
* (a) (b)
................. 588,537
49,819 RAAC Trust , Series 2004-SP2 , Class A22 , 6.00% ,
1/25/32 , Callable 3/25/26 @ 100
*
....... 44,015
617,408 Starwood Mortgage Residential Trust , Series
2021-5 , Class A1 , 1.92% , 9/25/66 , Callable
3/25/26 @ 100
* (a) (b)
................. 547,030
5,257 Structured Asset Securities Corp. Assistance
Loan Trust , Series 2003-AL2 , Class A , 3.36% ,
1/25/31 , Callable 3/25/26 @ 100
* (a)
...... 5,072
36,633 TBW Mortgage-Backed Trust , Series 2006-2 ,
Class 7A1 , 7.00% , 7/25/36 , Callable 3/25/26
@ 100
*
......................... 2,811
15,184 WaMu MSC Mortgage Pass-Through Certificates
Trust , Series 2004-RA1 , Class 2A , 7.00% ,
3/25/34 , Callable 3/25/26 @ 100
*
....... 15,897
523,023 Wells Fargo Mortgage-Backed Securities Trust ,
Series 2021-2 , Class A3 , 2.50% , 6/25/51 ,
Callable 6/25/47 @ 100
* (a) (b)
........... 477,822
175,975 Wells Fargo Mortgage-Backed Securities Trust ,
Series 2019-3 , Class A1 , 3.50% , 7/25/49 ,
Callable 3/25/26 @ 100
* (a) (b)
........... 164,435
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
Prime Fixed Mortgage-Backed Securities, continued:
$ 86,322 WinWater Mortgage Loan Trust , Series 2015-1 ,
Class A1 , 3.50% , 1/20/45 , Callable 3/20/26 @
100
* (a) (b)
........................ $ 82,680
4,950,942
Subprime Mortgage-Backed Securities ( 0 .1% )
60,379 Towd Point Mortgage Trust , Series 2017-6 , Class
A1 , 2.75% , 10/25/57 , Callable 3/25/30 @
100
* (a) (b)
........................ 59,678
45,955 Towd Point Mortgage Trust , Series 2018-2 , Class
A1 , 3.25% , 3/25/58 , Callable 11/25/29 @
100
* (a) (b)
........................ 45,610
105,288
U.S. Government Agency Mortgage-Backed Securities ( 23 .4% )
98 Fannie Mae , 5.00% , 8/1/33 , Pool #730856 ... 99
58 Fannie Mae , 5.00% , 7/1/35 , Pool #832198 ... 60
1,038,263 Fannie Mae , 5.00% , 8/1/53 , Pool #FS5659 ... 1,047,556
68 Fannie Mae , 5.50% , 2/1/33 , Pool #683351 ... 70
44 Fannie Mae , 5.50% , 9/1/34 , Pool #725773 ... 46
1,064,356 Fannie Mae , 5.50% , 3/1/53 , Pool #MA4941 ... 1,085,732
937,906 Fannie Mae , 5.50% , 2/1/54 , Pool #CB7991 ... 955,884
1,044,424 Fannie Mae , 5.50% , 12/1/54 , Pool #FA1450 .. 1,063,807
606,580 Fannie Mae REMIC , Series 2021-52 , Class JC ,
1.25% , 7/25/51 ................... 524,713
156,174 Fannie Mae REMIC , Series 2012-111 , Class EC ,
2.00% , 12/25/41 .................. 148,015
68,340 Fannie Mae REMIC , Series 2013-23 , Class AB ,
2.00% , 2/25/43 ................... 63,947
211,675 Fannie Mae REMIC , Series 2020-54 , Class TA ,
2.00% , 5/25/43 ................... 203,780
63,717 Fannie Mae REMIC , Series 2012-30 , Class CB ,
2.25% , 10/25/41 .................. 61,789
44,074 Fannie Mae REMIC , Series 2010-100 , Class LA ,
2.50% , 7/25/40 ................... 42,901
110,625 Fannie Mae REMIC , Series 2012-104 , Class QC ,
2.50% , 5/25/42 ................... 105,662
27,289 Fannie Mae REMIC , Series 2014-61 , Class P ,
2.50% , 7/25/44 ................... 25,848
105,863 Fannie Mae REMIC , Series 2020-2 , Class JD ,
2.50% , 2/25/50 ................... 93,644
85,541 Fannie Mae REMIC , Series 2014-33 , Class PE ,
3.00% , 4/25/43 ................... 84,329
142,822 Fannie Mae REMIC , Series 2015-59 , Class LM ,
3.00% , 7/25/45 ................... 136,749
1,098,457 Fannie Mae REMIC , Series 2025-62 , Class AB ,
3.00% , 2/25/51 ................... 1,018,456
1,146,419 Fannie Mae REMIC , Series 2015-18 , Class DY ,
3.50% , 4/25/45 ................... 1,103,710
585,719 Fannie Mae REMIC , Series 2018-94 , Class ZE ,
3.50% , 1/25/49 ................... 551,740
1,146,658 Fannie Mae REMIC , Series 2010-150 , Class ZA ,
4.00% , 1/25/41 ................... 1,131,311
333,559 Fannie Mae REMIC , Series 2022-35 , Class CK ,
4.00% , 3/25/47 ................... 332,279
684,641 Fannie Mae REMIC , Series 2022-61 , Class D ,
4.00% , 6/25/44 ................... 681,555
593,138 Fannie Mae REMIC , Series 2023-19 , Class BA ,
5.00% , 12/25/50 .................. 596,119
1,573,920 Fannie Mae REMIC , Series 2023-16 , Class VE ,
5.50% , 3/25/34 ................... 1,620,956
441,193 Fannie Mae REMIC , Series 2024-12 , Class BA ,
5.50% , 10/25/45 .................. 445,671

Continued
Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
, continued:
U.S. Government Agency Mortgage-Backed Securities, continued:
$ 259 Fannie Mae REMIC , Series 1998-36 , Class ZB ,
6.00% , 7/18/28 ................... $ 261
5,973 Fannie Mae REMIC Trust , Series 2002-W11 ,
Class AF5 , 4.98% , 11/25/32 , Callable 3/25/26
@ 100
* (b) (c)
...................... 6,018
9,178 Fannie Mae Trust , Series 2003-W6 , Class 6A ,
4.84% , 8/25/42 , Callable 3/25/26 @ 100
* (b)
. 9,260
1,083,005 Freddie Mac , 5.00% , 12/1/53 , Pool #SD8382 . 1,090,531
1,143,039 Freddie Mac , 5.00% , 12/1/54 , Pool #SD7190 . 1,148,901
1,010,221 Freddie Mac , 5.50% , 5/1/54 , Pool #SD8431 .. 1,027,373
52 Freddie Mac , 6.00% , 7/1/35 , Pool #A36085 ... 54
330 Freddie Mac , 6.50% , 2/1/36 , Pool #G08113 .. 348
93,248 Freddie Mac REMIC , Series 4019 , Class GB ,
2.00% , 12/15/41 .................. 89,945
684,436 Freddie Mac REMIC , Series 4893 , Class PD ,
2.50% , 5/15/49 ................... 610,399
52,701 Freddie Mac REMIC , Series 3721 , Class PE ,
3.50% , 9/15/40 ................... 52,075
756,863 Freddie Mac REMIC , Series 5512 , Class EA ,
5.00% , 8/25/51 ................... 759,039
787,418 Freddie Mac REMIC , Series 5539 , Class NA ,
5.00% , 4/25/52 ................... 787,438
896,192 Freddie Mac REMIC , Series 5303 , Class B ,
5.50% , 6/25/45 ................... 911,235
1,060,872 Freddie Mac REMIC , Series 5331 , Class BV ,
5.50% , 6/25/34 ................... 1,082,874
234 Freddie Mac REMIC , Series 2148 , Class ZA ,
6.00% , 4/15/29 ................... 238
1,454 Freddie Mac REMIC , Series 2036 , Class PD ,
6.50% , 3/15/28 ................... 1,478
139,962 Government National Mortgage Association ,
Series 2013-69 , Class NA , 2.00% , 9/20/42 . 131,720
107,882 Government National Mortgage Association ,
Series 2009-94 , Class KB , 3.00% , 9/16/39 . 105,930
54,514 Government National Mortgage Association ,
Series 2011-46 , Class GJ , 3.25% , 1/16/41
(b)
53,312
3,393 Government National Mortgage Association ,
Series 2009-93 , Class HG , 4.00% , 9/16/39 . 3,383
997,804 Government National Mortgage Association ,
Series 2024-155 , Class NC , 4.00% , 5/20/54 982,057
710,067 Government National Mortgage Association ,
Series 2022-205 , Class UA , 5.00% , 5/20/52 719,144
843,587 Government National Mortgage Association ,
Series 2023-47 , Class AQ , 5.00% , 6/20/48 . 853,462
1,125,796 Government National Mortgage Association ,
Series 2024-64 , Class BQ , 5.00% , 4/20/54 . 1,142,510
845,029 Government National Mortgage Association ,
Series 2025-116 , Class PD , 6.50% , 6/20/55 889,342
25,584,755
Total Mortgage-Backed Securities (Cost $ 32,346,426 ) ........ 32,212,575
Commercial Mortgage-Backed Securities ( 1 .1% )
Alt-A - Fixed Rate Mortgage-Backed Securities ( 1 .1% )
1,250,000 JPMCC Commercial Mortgage Securities Trust ,
Series 2017-JP5 , Class A5 , 3.72% , 3/15/50 ,
Callable 4/15/27 @ 100
*
............. 1,243,901
Total Commercial Mortgage-Backed Securities (Cost $ 1,160,161 ) 1,243,901
Corporate Bonds ( 24 .0% )
Air Freight & Logistics ( 0 .4% )
487,107 United Airlines Pass-Through Trust , Series 2020-
1 , Class A , 5.88% , 10/15/27 .......... 498,862
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Automobiles ( 1 .1% )
$ 1,165,000 General Motors Financial Co., Inc. , 5.90% ,
1/7/35 , Callable 10/7/34 @ 100
*
........ $ 1,225,732
Banks ( 3 .9% )
1,975,000 Bank of America Corp. , 3.31% ( SOFR + 158 bps ) ,
4/22/42 Callable 4/22/41 @ 100
*
....... 1,575,413
1,550,000 JPMorgan Chase & Co. , 2.52% ( SOFR + 204
bps ) , 4/22/31 Callable 4/22/30 @ 100
*
.... 1,454,699
1,650,000 Wells Fargo & Co. , 3.07% ( SOFR + 253 bps ) ,
4/30/41 Callable 4/30/40 @ 100
*
....... 1,288,438
4,318,550
Capital Markets ( 1 .1% )
1,200,000 Morgan Stanley , 4.89% ( SOFR + 208 bps ) ,
7/20/33 , Callable 7/20/32 @ 100
*
....... 1,224,287
Consumer Finance ( 1 .2% )
1,250,000 American Honda Finance Corp. , 4.85% , 10/23/31 1,286,101
Electric Utilities ( 6 .0% )
950,000 Duke Energy Progress NC Storm Funding II LLC ,
Series A-1 , 4.89% , 1/1/46 ............ 955,546
1,000,000 Entergy Mississippi LLC , 3.25% , 12/1/27
Callable 9/1/27 @ 100
*
.............. 984,345
723,847 Evergy Missouri West Storm Funding I LLC ,
Series A-1 , 5.10% , 12/1/38 ........... 753,987
1,250,000 Public Service Co. of Oklahoma , 5.20% , 1/15/35
Callable 10/15/34 @ 100
*
............ 1,276,718
1,420,000 Texas Electric Market Stabilization Funding N
LLC , Series A-3 , 5.06% , 8/1/46
(a)
....... 1,371,308
1,200,000 Virginia Power Fuel Securitization LLC , Series
A-2 , 4.88% , 5/1/31 ................ 1,236,597
6,578,501
Energy Equipment & Services ( 1 .4% )
1,475,000 Helmerich & Payne, Inc. , 5.50% , 12/1/34 ,
Callable 9/1/34 @ 100
*
.............. 1,489,335
Health Care Providers & Services ( 2 .3% )
1,250,000 Humana, Inc. , 5.38% , 4/15/31 Callable 2/15/31
@ 100
*
......................... 1,288,684
150,000 Montefiore Medical Center , 2.15% , 10/20/26
Callable 4/20/26 @ 100
*
............. 148,610
1,360,000 UnitedHealth Group, Inc. , 3.50% , 8/15/39
Callable 2/15/39 @ 100
*
............. 1,142,146
2,579,440
Interactive Media & Services ( 1 .0% )
1,100,000 Meta Platforms, Inc. , 5.63% , 11/15/55 , Callable
5/15/55 @ 100
*
................... 1,076,715
IT Services ( 1 .0% )
1,100,000 International Business Machines Corp. , 4.30% ,
2/3/31 , Callable 1/3/31 @ 100
*
......... 1,106,683
Oil, Gas & Consumable Fuels ( 1 .3% )
1,300,000 ONEOK, Inc. , 6.35% , 1/15/31 , Callable 10/15/30
@ 100
*
......................... 1,408,408
Passenger Airlines ( 0 .7% )
742,368 Alaska Airlines Pass-Through Trust , Series 2020-
1 , 4.80% , 8/15/27
(a)
................ 748,506
Semiconductors & Semiconductor Equipment ( 1 .1% )
1,178,000 Broadcom, Inc. , 4.15% , 11/15/30 , Callable
8/15/30 @ 100
*
................... 1,181,979
Software ( 0 .5% )
630,000 Oracle Corp. , 5.55% , 2/6/53 , Callable 8/6/52 @
100
*
.......................... 524,252

Continued
Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Tobacco ( 1 .0% )
$ 1,000,000 Altria Group, Inc. , 5.63% , 2/6/35 , Callable
11/6/34 @ 100
*
................... $ 1,051,275
Total Corporate Bonds (Cost $ 26,659,878 ) .................. 26,298,626
Taxable Municipal Bonds ( 5 .8% )
Indiana ( 1 .0% )
1,025,000 Indiana Finance Authority Revenue , Series B ,
6.60% , 2/1/39 .................... 1,160,743
Kentucky ( 0 .4% )
430,000 Lexington-Fayette Urban County Airport Board
Revenue , Series A , 2.84% , 7/1/31 ....... 408,547
Michigan ( 0 .2% )
190,000 Michigan State Housing Development Authority
Revenue , Series B , 2.72% , 10/1/35 ,
Continuously Callable @100 .......... 176,377
Oklahoma ( 1 .9% )
500,000 Grand River Dam Authority Revenue , Series B ,
4.55% , 6/1/39 , Continuously Callable @100 496,665
1,650,000 The University of Oklahoma Revenue , Series A ,
3.87% , 7/1/32 , Continuously Callable @100 1,645,456
2,142,121
Texas ( 2 .3% )
1,088,500 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.10% , 4/1/35 ............. 1,134,150
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue , 5.17% , 4/1/41 ............. 1,354,590
2,488,740
Total Taxable Municipal Bonds (Cost $ 6,397,526 ) .............. 6,376,528
U.S. Government Agency Securities ( 2 .7% )
Federal Home Loan Banks
1,170,000 1.63% , 2/25/36 , Callable 5/25/26 @ 100
* (b)
... 978,319
Federal Home Loan Mortgage Corporation
1,096,828 5.00% , 12/1/45 ..................... 1,110,187
791,060 5.50% , 10/1/54 ..................... 806,888
1,917,075
Total U.S. Government Agency Securities (Cost $ 2,954,281 ) ....... 2,895,394
U.S. Treasury Obligations ( 19 .5% )
U.S. Treasury Bonds
13,965,000 3.13% , 8/15/44 ..................... 11,441,481
3,324,000 4.25% , 8/15/54 ..................... 3,114,302
14,555,783
U.S. Treasury Notes
3,860,000 4.13% , 9/30/27 ..................... 3,901,314
2,826,000 4.13% , 11/15/32 .................... 2,897,202
6,798,516
Total U.S. Treasury Obligations (Cost $ 21,905,860 ) ............. 21,354,299
Yankee Debt Obligations ( 1 .0% )
Oil, Gas & Consumable Fuels ( 1 .0% )
1,110,000 Saudi Arabian Oil Co. , 5.00% , 2/2/36 , Callable
11/2/35 @ 100
* (a)
.................. 1,111,554
Total Yankee Debt Obligations (Cost $ 1,097,276 ) .............. 1,111,554
Shares or
Principal
Amount Security Description Value
Investment in Affiliates ( 2 .3% )
2,523,708 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.49%
(d)
.......... $ 2,523,708
Total Investment in Affiliates (Cost $ 2,523,708 ) ................ 2,523,708
Total Investments (Cost $ 109,867,057 ) — 99 .5% .............. 109,005,332
Net other assets (liabilities) — 0 .5% ...................... 508,202
Net Assets - 100.0% ................................. $ 109,513,534

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Bond Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at February 28, 2026.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2026.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage-Backed Securities
†
( 32 .9% )
Prime Fixed Mortgage-Backed Securities ( 1 .8% )
$ 372,637 Brean Asset-Backed Securities Trust , Series 2021-
RM1 , Class M1 , 1.60% , 10/25/63 , Callable
9/25/27 @ 100
* (a)
.................. $ 348,285
U.S. Government Agency Mortgage-Backed Securities ( 31 .1% )
233,935 Fannie Mae , 3.00% , 6/1/52 , Pool #MA4624 ... 212,323
68,297 Fannie Mae , 3.50% , 5/1/52 , Pool #MA4600 ... 64,459
196,199 Fannie Mae , 3.50% , 7/1/52 , Pool #CB4115 ... 185,042
258,497 Fannie Mae , 3.50% , 9/1/52 , Pool #FS6599 ... 243,796
98,652 Fannie Mae , 3.50% , 10/1/52 , Pool #MA4782 .. 93,097
198,119 Fannie Mae , 4.00% , 9/1/52 , Pool #MA4732 ... 192,792
106,662 Fannie Mae , 4.00% , 5/1/53 , Pool #MA5027 ... 103,845
209,420 Fannie Mae , 4.50% , 10/1/52 , Pool #MA4784 .. 208,161
243,370 Fannie Mae , 4.50% , 11/1/52 , Pool #CB5266 .. 241,762
91,090 Fannie Mae , 4.50% , 11/1/52 , Pool #MA4805 .. 90,468
64,604 Fannie Mae , 4.50% , 12/1/52 , Pool #MA4840 .. 64,163
90,625 Fannie Mae , 4.50% , 4/1/54 , Pool #MA5326 ... 89,688
129,118 Fannie Mae , 5.00% , 4/1/53 , Pool #CB6599 ... 130,339
366,420 Fannie Mae , 5.00% , 7/1/53 , Pool #MA5071 ... 369,756
180,778 Fannie Mae , 5.00% , 10/1/53 , Pool #MA5164 .. 182,257
277,596 Fannie Mae , 5.00% , 11/1/53 , Pool #MA5189 .. 279,695
183,566 Fannie Mae , 5.00% , 2/1/54 , Pool #MA5270 ... 184,728
152,004 Fannie Mae , 5.00% , 3/1/54 , Pool #MA5294 ... 152,920
189,895 Fannie Mae , 5.00% , 11/1/54 , Pool #MA5530 .. 190,937
137,844 Fannie Mae , 5.00% , 2/1/55 , Pool #MA5613 ... 138,551
108,150 Freddie Mac , 3.00% , 6/1/52 , Pool #SD8220 .. 98,035
330,521 Freddie Mac , 3.00% , 7/1/52 , Pool #SD8225 .. 299,567
95,221 Freddie Mac , 3.50% , 7/1/52 , Pool #SD8226 .. 89,869
116,381 Freddie Mac , 4.00% , 1/1/53 , Pool #SD8286 .. 113,200
229,132 Freddie Mac , 4.50% , 7/1/52 , Pool #SD8231 .. 227,661
46,762 Freddie Mac , 4.50% , 10/1/52 , Pool #SD8257 . 46,452
151,546 Freddie Mac , 4.50% , 9/1/53 , Pool #SD8360 .. 150,214
190,315 Freddie Mac , 4.50% , 10/1/53 , Pool #SD8365 . 188,642
162,809 Freddie Mac , 5.00% , 10/1/52 , Pool #SD8258 . 164,442
450,922 Freddie Mac , 5.00% , 11/1/54 , Pool #SD8474 . 453,397
58,679 Freddie Mac , 5.50% , 4/1/53 , Pool #SD8316 .. 59,840
214,162 Freddie Mac , 5.50% , 10/1/53 , Pool #SD8367 . 218,201
88,173 Freddie Mac , 5.50% , 11/1/54 , Pool #SD8475 . 89,635
171,096 Government National Mortgage Association ,
3.50% , 10/20/52 , Pool #MA8345 ....... 162,383
88,849 Government National Mortgage Association ,
4.00% , 12/20/52 , Pool #MA8488 ....... 86,215
178,422 Government National Mortgage Association ,
4.50% , 9/20/52 , Pool #786335 ......... 177,083
100,432 Government National Mortgage Association ,
5.50% , 4/20/53 , Pool #MA8801 ........ 102,712
6,146,327
Total Mortgage-Backed Securities (Cost $ 6,280,661 ) ......... 6,494,612
Corporate Bonds ( 9 .7% )
Banks ( 3 .0% )
90,000 Bank of America Corp. , 3.42% ( TSFR3M + 130
bps ) , 12/20/28 Callable 12/20/27 @ 100
*
.. 89,073
100,000 Bank of America Corp. , 5.29% ( SOFR + 191 bps ) ,
4/25/34 Callable 4/25/33 @ 100
*
....... 103,799
200,000 Citigroup, Inc. , 1.46% ( SOFR + 77 bps ) , 6/9/27
Callable 6/9/26 @ 100
*
.............. 198,594
90,000 JPMorgan Chase & Co. , 6.40% , 5/15/38 .... 102,313
100,000 Wells Fargo & Co. , 5.57% ( SOFR + 174 bps ) ,
7/25/29 Callable 7/25/28 @ 100
*
....... 103,476
597,255
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Capital Markets ( 1 .2% )
$ 140,000 Morgan Stanley , 4.43% ( TSFR3M + 189 bps ) ,
1/23/30 Callable 1/23/29 @ 100
*
....... $ 141,326
90,000 The Goldman Sachs Group, Inc. , 4.52% ( SOFR +
82 bps ) , 9/10/27 Callable 9/10/26 @ 100
*
. 90,165
231,491
Health Care Equipment & Supplies ( 0 .7% )
150,000 Baxter International, Inc. , 2.54% , 2/1/32 , Callable
11/1/31 @ 100
*
................... 131,245
Interactive Media & Services ( 0 .5% )
100,000 Alphabet, Inc. , 4.70% , 11/15/35 , Callable 8/15/35
@ 100
*
......................... 101,252
Media ( 0 .5% )
100,000 Versant Media Group, Inc. , 7.25% , 1/30/31 ,
Callable 1/30/28 @ 104
* (b)
............ 102,334
Oil, Gas & Consumable Fuels ( 2 .1% )
200,000 Kinetik Holdings LP , 6.63% , 12/15/28 Callable
4/3/26 @ 103
* (b)
................... 206,172
200,000 Summit Midstream Holdings LLC , 8.63% ,
10/31/29 Callable 7/31/26 @ 104
* (b)
..... 209,322
415,494
Pharmaceuticals ( 1 .2% )
250,000 Viatris, Inc. , 2.30% , 6/22/27 , Callable 4/22/27 @
100
*
.......................... 243,860
Technology Hardware, Storage & Peripherals ( 0 .5% )
120,000 Apple, Inc. , 3.95% , 8/8/52 , Callable 2/8/52 @
100
*
.......................... 96,745
Total Corporate Bonds (Cost $ 1,875,382 ) ................... 1,919,676
U.S. Government Agency Securities ( 1 .3% )
Federal Farm Credit Banks Funding Corp.
250,000 5.00% , 7/16/31 , Callable 7/16/26 @ 100
*
.... 250,865
Total U.S. Government Agency Securities (Cost $ 250,000 ) ........ 250,865
U.S. Treasury Obligations ( 32 .6% )
U.S. Treasury Bonds
211,220 2.13% , 2/15/54 ..................... 196,908
564,944 2.38% , 2/15/55 ..................... 556,351
352,000 3.88% , 5/15/43 ..................... 325,435
1,000,000 4.63% , 5/15/44 ..................... 1,011,563
125,000 4.63% , 11/15/55 .................... 124,785
2,215,042
U.S. Treasury Notes
154,943 1.88% , 7/15/34 ..................... 159,333
256,763 2.13% , 1/15/35 ..................... 267,535
50,000 3.63% , 9/30/30 ..................... 50,266
350,000 3.75% , 12/31/30 .................... 353,541
300,000 3.88% , 8/31/32 ..................... 303,352
250,000 3.88% , 9/30/32 ..................... 252,715
200,000 3.88% , 8/15/33 ..................... 201,500
200,000 4.00% , 7/31/32 ..................... 203,742
250,000 4.00% , 11/15/35 .................... 250,898
350,000 4.25% , 11/15/34 .................... 359,598
400,000 4.25% , 8/15/35 ..................... 409,937
600,000 4.38% , 5/15/34 ..................... 622,969
750,000 4.63% , 2/15/35 ..................... 791,221
4,226,607
Total U.S. Treasury Obligations (Cost $ 6,312,845 ) .............. 6,441,649

Continued
Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations ( 18 .8% )
Banks ( 1 .0% )
$ 200,000 Banco Santander Chile , 4.55% , 11/20/30 ,
Callable 10/20/30 @ 100
* (b)
........... $ 201,358
Beverages ( 1 .3% )
250,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25% , 4/27/29 ,
Callable 4/27/26 @ 103
* (b)
............ 247,379
Capital Markets ( 1 .4% )
200,000 Raizen Fuels Finance SA , 6.45% , 3/5/34 Callable
12/5/33 @ 100
* (b)
.................. 88,000
400,000 Raizen Fuels Finance SA , 6.95% , 3/5/54 Callable
9/5/53 @ 100
* (b)
................... 166,000
254,000
Containers & Packaging ( 1 .0% )
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC , 3.25% ,
9/1/28 , Callable 4/3/26 @ 101
* (b)
........ 193,332
Financial Services ( 1 .8% )
250,000 Eagle Funding Luxco Sarl , 5.50% , 8/17/30
Callable 7/17/30 @ 100
* (b)
............ 255,000
100,000 International Bank for Reconstruction &
Development , 4.50% , 8/28/34 Callable
8/28/27 @ 100
*
................... 100,032
355,032
Ground Transportation ( 1 .9% )
200,000 Rumo Luxembourg Sarl , 4.20% , 1/18/32 Callable
1/18/27 @ 102
* (b)
.................. 183,650
200,000 Rumo Luxembourg Sarl , 5.25% , 1/10/28 Callable
4/3/26 @ 101
* (b)
................... 197,960
381,610
Metals & Mining ( 1 .5% )
100,000 Champion Iron Canada, Inc. , 7.88% , 7/15/32
Callable 7/15/28 @ 104
* (b)
............ 106,359
200,000 Hudbay Minerals, Inc. , 6.13% , 4/1/29 Callable
4/3/26 @ 101
* (b)
................... 201,580
307,939
Oil, Gas & Consumable Fuels ( 2 .8% )
150,000 Ecopetrol SA , 6.88% , 4/29/30 Callable 1/29/30
@ 100
*
......................... 150,792
200,000 Leviathan Bond, Ltd. , 6.50% , 6/30/27 Callable
12/30/26 @ 100
* (b)
................. 201,200
200,000 Petrobras Global Finance BV , 5.13% , 9/10/30
Callable 8/10/30 @ 100
*
............. 199,100
551,092
Paper & Forest Products ( 1 .0% )
200,000 Celulosa Arauco y Constitucion SA , 4.20% ,
1/29/30 , Callable 10/29/29 @ 100
* (b)
..... 190,731
Sovereign Bond ( 3 .0% )
200,000 Brazilian Government International Bond , 4.63% ,
1/13/28 Callable 10/13/27 @ 100
*
....... 200,460
100,000 Dominican Republic International Bond , 5.95% ,
1/25/27
(b)
....................... 101,122
200,000 Guatemala Government Bond , 4.38% , 6/5/27
(b)
. 199,894
100,000 Romanian Government International Bond , 5.88% ,
1/30/29
(b)
....................... 103,823
605,299
Transportation Infrastructure ( 1 .0% )
200,000 GMR Hyderabad International Airport, Ltd. ,
4.25% , 10/27/27
(b)
................. 197,761
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Wireless Telecommunication Services ( 1 .1% )
$ 225,000 Millicom International Cellular SA , 5.13% ,
1/15/28 , Callable 4/3/26 @ 100
* (b)
....... $ 224,510
Total Yankee Debt Obligations (Cost $ 3,664,690 ) .............. 3,710,043
Investment in Affiliates ( 1 .0% )
200,904 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.49%
(c)
.......... 200,904
Total Investment in Affiliates (Cost $ 200,904 ) ................. 200,904
Foreign Bond ( 1 .8% )
Sovereign Bond ( 1 .8% )
310,000 Bundesobligation , Series 192 , 2.20% , 10/10/30 366,170
Total Foreign Bond (Cost $ 352,635 ) ....................... 366,170
Total Investments (Cost $ 18,937,117 ) — 98 .1% ............... 19,383,919
Net other assets (liabilities) — 1 .9% ...................... 372,396
Net Assets - 100.0% ................................. $ 19,756,315

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Strategic Enhanced Yield Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2026, illiquid securities were 1.8% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage-backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
bps Basis Points
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Ultra Short Tax-Free Income Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Municipal Bonds ( 87 .7% )
District of Columbia ( 5 .0% )
$ 530,000 Metropolitan Washington Airports Authority
Aviation Revenue , Series D-1 , 1.87% , 10/1/39 ,
Continuously Callable @100
(a)
......... $ 530,000
Florida ( 1 .9% )
200,000 County of Palm Beach FL Revenue , 1.91% ,
7/1/32 , Callable 4/1/26 @ 100
* (a)
........ 200,000
Hawaii ( 2 .9% )
310,000 State of Hawaii, GO , Series EY , 5.00% , 10/1/26 ,
Continuously Callable @100 .......... 311,170
Illinois ( 8 .6% )
350,000 Cook County School District NO 153 Homewood ,
5.00% , 12/15/26 .................. 356,589
450,000 Decatur Park District , 5.00% , 12/15/26 ...... 457,882
100,000 Illinois Finance Authority Revenue , Series B ,
1.95% , 7/15/55 , Continuously Callable
@100
(a)
........................ 100,000
914,471
Indiana ( 8 .0% )
250,000 North West Hendricks Multi-Building Corp.
Revenue , 5.00% , 7/15/26 ............ 252,182
225,000 Southmont School Building Corp. , 5.00% ,
7/15/26 ........................ 226,906
360,000 Twin Lakes School Building Corp. Revenue ,
5.00% , 7/15/26 ................... 363,169
842,257
Minnesota ( 4 .8% )
500,000 Duluth Independent School District NO 709 ,
4.00% , 9/30/26 , SCHOOL DISTRICT CREDIT
PROGRAM ...................... 503,704
Mississippi ( 3 .8% )
400,000 Mississippi Business Finance Corp. Revenue ,
Series G , 2.00% , 11/1/35 , Callable 4/1/26 @
100
* (a)
......................... 400,000
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Nevada ( 3 .8% )
$ 400,000 County of Clark NV Revenue , Series A , 1.91% ,
12/1/39 , Continuously Callable @100
(a)
... $ 400,000
Ohio ( 36 .7% )
400,000 City of Elyria OH, GO , 4.38% , 6/25/26 ...... 401,928
450,000 City of Huber Heights OH, GO , 5.00% , 6/25/26 453,189
403,000 City of Marysville OH, GO , Series B , 5.38% ,
8/6/26 ......................... 407,281
500,000 City of Richmond Heights OH, GO , 4.50% ,
7/30/26 , NT STANDBY .............. 503,434
350,000 City of Vandalia OH, GO , 4.75% , 8/18/26 .... 352,936
500,000 County of Belmont OH, GO , 4.50% , 8/11/26 .. 503,677
400,000 County of Trumbull OH, GO , 4.00% , 3/12/26 , NT
STANDBY
(b)
...................... 400,147
350,000 Village of Oakwood OH, GO , 4.75% , 6/11/26 , NT
STANDBY ....................... 351,864
500,000 Village of Plain City OH, GO , 5.38% , 9/22/26 .. 506,861
3,881,317
South Carolina ( 4 .7% )
500,000 Saxe Gotha-Lexington Public Facilities Corp.
Revenue , 4.75% , 3/12/26 ............ 500,266
Tennessee ( 4 .4% )
465,000 Montgomery County Public Building Authority
Revenue , 2.04% , 11/1/27 , Callable 4/1/26 @
100
* (a)
......................... 465,000
Texas ( 3 .1% )
330,000 City of Austin TX Revenue , Series B , 1.88% ,
11/15/29 , Continuously Callable @100 , &
CO
(a)
.......................... 330,000
Total Municipal Bonds (Cost $ 9,269,235 ) ................... 9,278,185
Investment in Affiliates ( 6 .3% )
669,246 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.49%
(c)
.......... 669,246
Total Investment in Affiliates (Cost $ 669,246 ) ................. 669,246
Total Investments (Cost $ 9,938,481 ) — 94 .0% ............... 9,947,431
Net other assets (liabilities) — 6 .0% ...................... 630,980
Net Assets - 100.0% ................................. $ 10,578,411
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at February 28, 2026.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
GO General Obligation
NT STANDBY Northern Trust Standby Letter of Credit

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
World Energy Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Common Stocks ( 94 .9% )
Aerospace & Defense ( 2 .6% )
19,000 BWX Technologies, Inc. ................ $ 3,913,620
4,000 Curtiss-Wright Corp. .................. 2,801,320
6,714,940
Coal & Consumable Fuels ( 0 .8% )
130,000 Uranium Energy Corp.
(a)
................ 1,992,900
Construction & Engineering ( 2 .3% )
20,000 MasTec, Inc.
(a)
...................... 5,960,400
Consumer Staples Distribution & Retail ( 1 .9% )
7,000 Casey's General Stores, Inc. ............. 4,799,130
Electric Utilities ( 0 .4% )
419 IDACORP, Inc. ...................... 60,324
670 MGE Energy, Inc. .................... 54,953
11,000 Oklo, Inc.
(a)
........................ 692,450
780 Otter Tail Corp. ...................... 66,378
650 Pampa Energia SA ADR , Class Registered
Shares
(a)
........................ 50,557
924,662
Electrical Equipment ( 14 .7% )
50,000 ABB, Ltd. ADR ...................... 4,639,500
20,000 Eaton Corp. PLC .................... 7,518,400
15,000 GE Vernova, Inc. ..................... 13,104,000
43,000 Siemens Energy AG ADR ............... 8,378,980
15,000 Vertiv Holdings Co. , Class A ............. 3,823,350
37,464,230
Electronic Equipment, Instruments & Components ( 1 .7% )
80,000 Cognex Corp. ...................... 4,352,000
Energy Equipment & Services ( 18 .2% )
100,349 Baker Hughes Co. .................... 6,548,776
172,310 Halliburton Co. ..................... 6,203,160
298 Helmerich & Payne, Inc. ................ 10,496
200,000 Liberty Energy, Inc. ................... 5,618,000
428 Noble Corp. PLC .................... 19,444
120,495 SLB, Ltd. ......................... 6,186,213
160,000 TechnipFMC PLC .................... 10,609,600
27,596 Tenaris SA ADR ..................... 1,501,222
42,000 Tidewater, Inc.
(a)
..................... 3,335,640
219 Valaris, Ltd.
(a)
....................... 20,991
59,000 Weatherford International PLC ............ 6,222,140
46,275,682
Gas Utilities ( 0 .2% )
885 Atmos Energy Corp. .................. 165,309
493 Chesapeake Utilities Corp. .............. 67,033
2,952 MDU Resources Group, Inc. ............. 61,048
1,673 National Fuel Gas Co. ................. 152,293
901 Northwest Natural Holding Co. ........... 47,789
498 ONE Gas, Inc. ...................... 43,545
638 Southwest Gas Holdings, Inc. ............ 56,253
476 UGI Corp. ......................... 17,807
611,077
Independent Power and Renewable Electricity Producers ( 0 .1% )
1,811 Brookfield Renewable Corp. ............. 77,384
2,924 Central Puerto SA ADR , Class A
(a)
......... 45,878
2,924 Contra ADR Central PU ADR
(a)
............ —
1,449 Ormat Technologies, Inc. ............... 150,261
273,523
Metals & Mining ( 3 .9% )
70,000 BHP Group, Ltd. ADR ................. 5,709,900
70,000 Mp Materials Corp.
(a)
.................. 4,120,900
9,830,800
Multi-Utilities ( 0 .1% )
2,516 National Grid PLC ADR ................ 235,926
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Multi-Utilities, continued:
910 NiSource, Inc. ...................... $ 43,043
700 Northwestern Energy Group, Inc. .......... 48,972
344 WEC Energy Group, Inc. ................ 40,234
368,175
Oil, Gas & Consumable Fuels ( 46 .2% )
180,000 APA Corp. ......................... 5,466,600
73,740 Cameco Corp. ...................... 8,730,816
950 Canadian Natural Resources, Ltd. .......... 41,581
8,000 Centrus Energy Corp. , Class A
(a)
.......... 1,620,720
12,813 Cheniere Energy, Inc. .................. 3,020,408
70,051 Chevron Corp. ...................... 13,082,725
80,521 ConocoPhillips ..................... 9,135,913
123 Core Natural Resources, Inc. ............. 10,096
21,000 Diamondback Energy, Inc. .............. 3,655,680
63,974 Enbridge, Inc. ...................... 3,399,578
120,000 Energy Fuels, Inc.
(a)
................... 2,558,400
256 EOG Resources, Inc. .................. 31,764
90,000 EQT Corp. ......................... 5,527,800
30,000 Expand Energy Corp. .................. 3,237,600
14,262 Exxon Mobil Corp. ................... 2,174,955
267,306 Kinder Morgan, Inc. .................. 8,893,271
49,253 Marathon Petroleum Corp. .............. 9,762,437
10,314 ONEOK, Inc. ....................... 853,690
525 Peabody Energy Corp. ................. 16,559
16,387 Pembina Pipeline Corp. ................ 720,864
250,000 Permian Resources Corp. ............... 4,572,500
34,095 Phillips 66 ........................ 5,261,881
42,033 Shell PLC ADR ...................... 3,510,176
6,085 Targa Resources Corp. ................. 1,434,843
16,867 TC Energy Corp. ..................... 1,085,729
3,063 Texas Pacific Land Corp. ............... 1,605,900
132,818 The Williams Cos., Inc. ................ 9,924,161
34,050 Valero Energy Corp. .................. 6,967,992
30,000 Viper Energy, Inc. , Class A .............. 1,396,200
117,700,839
Specialty Chemicals ( 1 .8% )
60,000 Solstice Advanced Materials, Inc. .......... 4,710,600
Water Utilities ( 0 .0%
^
)
917 American States Water Co. .............. 68,344
379 American Water Works Co., Inc. ........... 51,555
177 Essential Utilities, Inc. ................. 7,075
126,974
Total Common Stocks (Cost $ 162,405,177 ) .................. 242,105,932
Corporate Bonds ( 1 .6% )
Energy Equipment & Services ( 0 .4% )
$ 715,000 Halliburton Co. , 2.92% , 3/1/30 Callable 12/1/29
@ 100
*
......................... 685,234
400,000 Schlumberger Holdings Corp. , 3.90% , 5/17/28
Callable 2/17/28 @ 100
* (b)
............ 400,349
1,085,583
Oil, Gas & Consumable Fuels ( 1 .2% )
500,000 APA Corp. , 6.10% , 2/15/35 Callable 11/15/34 @
100
*
.......................... 523,558
463,000 Civitas Resources, Inc. , 8.75% , 7/1/31 Callable
7/1/26 @ 104
* (b)
................... 486,070
400,000 Comstock Resources, Inc. , 6.75% , 3/1/29
Callable 3/21/26 @ 101
* (b)
............ 398,613
700,000 Continental Resources, Inc. , 4.38% , 1/15/28
Callable 10/15/27 @ 100
*
............ 701,377

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
World Energy Fund

See notes to financial statements.
Concluded
The Adviser has determined that 53.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$ 800,000 NRG Energy, Inc. , 6.25% , 11/1/34 Callable
11/1/29 @ 103
* (b)
.................. $ 828,481
2,938,099
Total Corporate Bonds (Cost $ 3,920,654 ) ................... 4,023,682
Yankee Debt Obligations ( 0 .9% )
Energy Equipment & Services ( 0 .6% )
759,500 Transocean International, Ltd. , 8.75% , 2/15/30
Callable 4/3/26 @ 104
* (b)
............. 794,416
700,000 Valaris, Ltd. , 8.38% , 4/30/30 Callable 4/30/26 @
104
* (b)
......................... 734,124
1,528,540
Oil, Gas & Consumable Fuels ( 0 .3% )
725,000 Enbridge, Inc. , 1.60% , 10/4/26 , Callable 9/4/26
@ 100
*
......................... 715,136
Total Yankee Debt Obligations (Cost $ 2,183,574 ) .............. 2,243,676
Investment in Affiliates ( 2 .1% )
5,328,202 Cavanal Hill Government Securities Money Market
Fund, Select Shares , 3.49%
(c)
.......... 5,328,202
Total Investment in Affiliates (Cost $ 5,328,202 ) ................ 5,328,202
Total Investments (Cost $ 173,837,607 ) — 99 .5% .............. 253,701,492
Net other assets (liabilities) — 0 .5% ...................... 1,229,174
Net Assets - 100.0% ................................. $ 254,930,666
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
Amounts shown as “—“ are either 0 or round to less than 1.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Hedged Equity Income Fund

See notes to financial statements.
Shares Security Description Value
Common Stocks (98.6%)
Aerospace & Defense (2.7%)
2,400 General Dynamics Corp.
+
............... $ 856,920
Automobiles (1.1%)
900 Tesla, Inc.
(a)
........................ 362,259
Banks (5.7%)
2,800 JPMorgan Chase & Co. ................ 840,840
20,400 Truist Financial Corp.
+
................. 1,005,924
1,846,764
Beverages (2.5%)
4,800 PepsiCo, Inc.
+
...................... 814,752
Biotechnology (4.2%)
4,100 AbbVie, Inc. ........................ 951,528
2,800 Gilead Sciences, Inc.
+
................. 417,060
1,368,588
Broadline Retail (3.6%)
5,600 Amazon.com, Inc.
(a)
................... 1,176,000
Capital Markets (7.4%)
600 Blackrock, Inc.
+
..................... 637,938
12,500 Lazard, Inc.
+
....................... 632,500
6,700 Morgan Stanley
+
..................... 1,115,617
2,386,055
Communications Equipment (5.9%)
14,300 Cisco Systems, Inc.
+
.................. 1,136,278
1,600 Motorola Solutions, Inc. ................ 771,616
1,907,894
Electric Utilities (3.3%)
8,200 Duke Energy Corp. ................... 1,072,970
Electrical Equipment (2.9%)
6,300 Emerson Electric Co.
+
................. 949,725
Health Care Providers & Services (3.4%)
4,800 Cardinal Health, Inc.
+
.................. 1,100,304
Hotels, Restaurants & Leisure (3.7%)
2,200 McDonald's Corp. ................... 750,332
2,500 Texas Roadhouse, Inc. ................. 457,175
1,207,507
Household Products (1.7%)
3,300 The Procter & Gamble Co.
+
.............. 551,760
Industrial REITs (1.8%)
14,800 STAG Industrial, Inc. .................. 580,456
Interactive Media & Services (7.1%)
6,100 Alphabet, Inc., Class C
+
................ 1,899,723
600 Meta Platforms, Inc., Class A
+
............ 388,908
2,288,631
Shares Security Description Value
Common Stocks, continued:
IT Services (3.2%)
4,300 International Business Machines Corp.
+
..... $ 1,032,903
Machinery (1.1%)
900 Snap-on, Inc. ....................... 346,698
Metals & Mining (2.2%)
8,500 BHP Group, Ltd. ADR
+
................. 693,345
Oil, Gas & Consumable Fuels (4.7%)
3,100 ConocoPhillips ..................... 351,726
7,500 Phillips 66
+
........................ 1,157,475
1,509,201
Pharmaceuticals (3.1%)
4,800 AstraZeneca PLC
+
.................... 1,000,560
Semiconductors & Semiconductor Equipment (10.2%)
3,600 Broadcom, Inc. ...................... 1,150,380
8,400 NVIDIA Corp. ....................... 1,488,396
2,800 NXP Semiconductors NV ............... 635,628
3,274,404
Software (4.4%)
3,600 Microsoft Corp. ..................... 1,413,864
Specialized REITs (1.2%)
4,500 Crown Castle, Inc. ................... 402,930
Specialty Retail (2.5%)
2,100 The Home Depot, Inc. ................. 799,512
Technology Hardware, Storage & Peripherals (4.8%)
5,800 Apple, Inc.
+
........................ 1,532,244
Trading Companies & Distributors (4.2%)
14,700 Fastenal Co.
+
....................... 676,788
7,100 MSC Industrial Direct Co., Inc.
+
........... 666,264
1,343,052
Total Common Stocks (Cost $22,925,747) ................... 31,819,298
Purchased Options ( 0.8% )
^
8 S&P 500 Index ...................... 25,440
6 S&P 500 Index ...................... 138,000
3 S&P 500 Index ...................... 81,960
Total Purchased Options (Cost $295,008) ................... 245,400
Investment in Affiliates (1.0%)
334,181 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 3.49%
(b)
.......... 334,181
Total Investment in Affiliates (Cost $334,181) ................. 334,181
Total Investments (Cost $23,554,936) — 100.4% .............. 32,398,879
Net other assets (liabilities) — (0.4)% ..................... (136,904)
Net Assets - 100.0% ................................. $ 32,261,975
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2026.
^ See Options table below for more details.
+ All or a portion of this security has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
February 28, 2026 (Unaudited)
Hedged Equity Income Fund

See notes to financial statements.
Concluded
At February 28, 2026, the Fund's exchange-traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
S&P 500 Index Put 5,700.00 USD 5/15/26 8 $ 45,600 $ 25,440
S&P 500 Index Put 6,250.00 USD 1/01/27 6 37,500 138,000
S&P 500 Index Put 6,275.00 USD 3/19/27 3 18,825 81,960
Total (Cost $295,008) $ 245,400
At February 28, 2026, the Fund's exchange-traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Alphabet, Inc. Call 390.00 USD 3/20/26 14 $ 5,460 $ (42)
Apple, Inc. Call 305.00 USD 3/20/26 15 4,575 (105)
AstraZeneca PLC ADR Call 185.00 USD 7/17/26 30 5,550 (87,900)
BHP Group, Ltd. Call 95.00 USD 3/20/26 1 95 (18)
BlackRock, Inc. Call 1,280.00 USD 3/20/26 6 7,680 (30)
Cardinal Health, Inc. Call 240.00 USD 3/20/26 16 3,840 (2,080)
Cisco Systems, Inc. Call 85.00 USD 3/20/26 72 6,120 (1,728)
Emerson Electric Co. Call 140.00 USD 3/20/26 55 7,700 (57,200)
Fastenal Co. Call 52.50 USD 3/20/26 74 3,885 (74)
General Dynamics Corp. Call 330.00 USD 3/20/26 9 2,970 (26,820)
Gilead Sciences, Inc. Call 165.00 USD 4/17/26 14 2,310 (1,876)
International Business Machines Corp. Call 355.00 USD 3/20/26 22 7,810 (22)
Lazard, Inc. Call 65.00 USD 3/20/26 63 4,095 (4,410)
Meta Plateform, Inc. Call 865.00 USD 3/20/26 3 2,595 (21)
Morgan Stanley Call 210.00 USD 3/20/26 34 7,140 (476)
MSC Industrial Direct Co. Call 95.00 USD 3/20/26 36 3,420 (1,620)
PepsiCo, Inc. Call 165.00 USD 3/20/26 24 3,960 (13,920)
PepsiCo, Inc. Call 180.00 USD 3/20/26 24 4,320 (1,248)
Phillips 66 Call 165.00 USD 3/20/26 38 6,270 (5,320)
Phillips 66 Call 175.00 USD 3/20/26 37 6,475 (740)
Procter Gamble Co. The Call 160.00 USD 3/20/26 17 2,720 (13,600)
Truist Financial Corp. Call 60.00 USD 3/20/26 63 3,780 (63)
Truist Financial Corp. Call 50.00 USD 4/17/26 79 3,950 (16,353)
Total (Premiums $(287,109)) $ (235,666)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
Balances Reported in the Statements of Assets and Liabilities for Written Options
Value
Written Options $ (235,666)

Notes to the Financial Statements
February 28, 2026 (Unaudited)

1. Organization:
The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”.
As of February 28, 2026 , the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy Fund,
and Hedged Equity Income Fund (formerly Hedged Income Fund) (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Equity Income Fund, which is non-diversified. The Limited Duration Fund, Bond Fund, Strategic Enhanced Yield
Fund, Ultra Short Tax-Free Income Fund, World Energy Fund, and Hedged Equity Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares, and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional
Shares, and Select Shares. In addition, the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fair Value Measurements:
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”)
determines in good faith, subject to Trust procedures, the fair value of such portfolio securities in accordance with Rule 2a-5 under the 1940 Act. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.
The following is a summary categorization, as of February 28, 2026 , of each Fund’s investments in the fair value hierarchy:
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
U.S. Treasury Fund
U.S. Treasury Obligations ............................... $ — $ 364,743,936 $ — $ 364,743,936
Repurchase Agreements ................................ — 1,156,000,000 — 1,156,000,000
Investment Companies ................................. 64,125,420 — — 64,125,420
Total Investments ..................................... 64,125,420 1,520,743,936 — 1,584,869,356
Government Securities Money Market Fund
U.S. Government Agency Securities ......................... — 1,309,726,132 — 1,309,726,132
U.S. Treasury Obligations ............................... — 273,099,906 — 273,099,906
Repurchase Agreements ................................ — 1,696,000,000 — 1,696,000,000
Investment Companies ................................. 52,856,048 — — 52,856,048
Total Investments ..................................... 52,856,048 3,278,826,038 — 3,331,682,086

Notes to the Financial Statements
February 28, 2026 (Unaudited)

Securities Valuation:
The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money
Market Funds can be expected to vary inversely with changes in prevailing interest rates.
The following is an overview of how securities are valued in the Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund,
World Energy Fund, and Hedged Equity Income Fund (the “Variable Net Asset Value Funds”).
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
Limited Duration Fund
Asset-Backed Securities ................................ $ — $ 5,187,030 $ — $ 5,187,030
Mortgage-Backed Securities
1
............................. — 6,962,228 — 6,962,228
Corporate Bonds
2
..................................... — 5,337,691 — 5,337,691
Taxable Municipal Bonds
3
............................... — 70,00 3 — 70,00 3
U.S. Government Agency Securities ......................... — 1,485,087 — 1,485,087
U.S. Treasury Obligations ............................... — 3,684,246 — 3,684,246
Investment in Affiliates ................................. 837,945 — — 837,945
Total Investments ..................................... 837,945 22,726,28 5 — 23,564,2 30
Bond Fund
Asset-Backed Securities ................................ — 14,245,144 — 14,245,144
Mortgage-Backed Securities
1
............................. — 32,956,178 — 32,956,178
Commercial Mortgage-Backed Securities ..................... — 1,243,901 — 1,243,901
Corporate Bonds
2
..................................... — 26,298,626 — 26,298,626
Taxable Municipal Bonds
3
............................... — 6,376,528 — 6,376,528
U.S. Government Agency Securities ......................... — 2,895,394 — 2,895,394
U.S. Treasury Obligations ............................... — 21,354,299 — 21,354,299
Yankee Debt Obligations ................................ — 1,111,554 — 1,111,554
Investment in Affiliates ................................. 2,523,708 — — 2,523,708
Total Investments ..................................... 2,523,708 106,481,624 — 109,005,332
Strategic Enhanced Yield Fund
Mortgage-Backed Securities
1
............................. — 6,494,612 — 6,494,612
Corporate Bonds
2
..................................... — 1,919,676 — 1,919,676
U.S. Government Agency Securities ......................... — 250,865 — 250,865
U.S. Treasury Obligations ............................... — 6,441,649 — 6,441,649
Yankee Debt Obligations ................................ — 3,710,043 — 3,710,043
Investment in Affiliates ................................. 200,904 — — 200,904
Foreign Bond ....................................... — 366,170 — 366,170
Total Investments ..................................... 200,904 19,183,015 — 19,383,919
Ultra Short Tax-Free Income Fund
Municipal Bonds
2
..................................... — 9,278,185 — 9,278,185
Investment in Affiliates ................................. 669,246 — — 669,246
Total Investments ..................................... 669,246 9,278,185 — 9,947,431
World Energy Fund
Common Stocks
2
..................................... 242,105,932 —
4
— 242,105,932
Corporate Bonds
2
..................................... — 4,023,682 — 4,023,682
Yankee Debt Obligations ................................ — 2,243,676 — 2,243,676
Investment in Affiliates ................................. 5,328,202 — — 5,328,202
Total Investments ..................................... 247,434,134 6,267,358 — 253,701,492
Hedged Equity Income Fund
Common Stocks
2
..................................... 31,819,298 — — 31,819,298
Purchased Options .................................... 245,400 — — 245,400
Investment in Affiliates ................................. 334,181 — — 334,181
Written Options ...................................... (235,666) — — (235,666)
Total Investments ..................................... 32,163,213 — — 32,163,213
1 Please see the Schedule of Portfolio investments for Mortgage-Backed Securities classification.
2 Please see the Schedule of Portfolio Investments for Industry classification.
3 Please see the Schedule of Portfolio Investments for State classification.
4 Includes securities that were determined to have a value of zero at February 28, 2026.

Notes to the Financial Statements
February 28, 2026 (Unaudited)

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.
Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as
Level 2 in the fair value hierarchy.
Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.
Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.
Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the
Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
Securities Sold Short:
The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.
None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
The Funds did not engage in short sales during the period ending February 28, 2026 .
Options Contracts:
Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge
(or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.
The Hedged Equity Income Fund engaged in purchased and written options activity during the period ending February 28, 2026 , detailed below.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written.
Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund

Notes to the Financial Statements
February 28, 2026 (Unaudited)

bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended February 28, 2026 , the monthly average notional amount for written options contracts was $96 thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.
Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities for Hedged Equity Income Fund, categorized by risk exposure, as of February 28, 2026 :
Security Transactions and Related Income:
For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of portfolio investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Fluctuations arising from changes in foreign exchange rates on investments are included in the net realized and unrealized gains and losses on investments and foreign currencies. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
Real Estate Investment Trusts:
Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually.
Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A
REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. Illiquid, restricted securities held as of February 28, 2026 , are identified below:
Repurchase Agreements:
The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase
Agreements (“MRA”) permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the
MRA with collateral posted by the counterparty and create one net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statements of Assets
and Liabilities Location Total Fair Value
Statements of Assets
and Liabilities Location Total Fair Value
Equity Risk
Options Contracts $— Written Options Contracts $235,666
Hedged Equity Income Fund
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
811,171 282,507
Options Contracts
Hedged Equity Income Fund
Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/(depreciation) on written options contracts
$(148,121) $(88,854)
Security Acquisition Date Acquisition Cost Principal Amount Fair Value
Strategic Enhanced Yield Fund:
Brean Asset- Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27
@ 100 ....................................................... 03/25/21 $341,800

$372,637

$348,285

Notes to the Financial Statements
February 28, 2026 (Unaudited)

may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the
MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Distributions to Shareholders:
Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Bond Fund, Strategic Enhanced
Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the World Energy Fund and Hedged
Equity Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.
The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Allocations:
Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.
3. Fees and Transactions with Related and Other Parties:
The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
* The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-
specific fees, through December 31, 2026.
The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
Investment Sub-Advisory Services are provided to the Hedged Equity Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory
Agreement. Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Equity Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Equity Income Fund.
Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC ("LM Capital") pursuant to an Investment Sub-Advisory
Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.
Fund
Annual Advisory Fee
(as a percentage of net
assets)
Annual Expense
Limitation
U.S. Treasury Fund ...................................................................................................................... 0.05% —
Government Securities Money Market Fund ............................................................................... 0.05% —
Limited Duration Fund ................................................................................................................ 0.15% 0.50%*
Bond Fund .................................................................................................................................. 0.20% —
Strategic Enhanced Yield Fund .................................................................................................... 0.50% 0.76%*
Ultra Short Tax-Free Income Fund ............................................................................................... 0.15% 0.35%*
World Energy Fund ..................................................................................................................... 0.60% 0.90%*
Hedged Equity Income Fund ....................................................................................................... 0.80% 1.10%*
Fund
Annual Administration Fee
(as a percentage of net
assets)
U.S. Treasury Fund ................................................................................................................................................................................. 0.05%
Government Securities Money Market Fund .......................................................................................................................................... 0.05%
Limited Duration Fund ........................................................................................................................................................................... 0.08%
Bond Fund ............................................................................................................................................................................................. 0.08%
Strategic Enhanced Yield Fund ............................................................................................................................................................... 0.08%
Ultra Short Tax-Free Income Fund .......................................................................................................................................................... 0.08%
World Energy Fund ................................................................................................................................................................................ 0.08%
Hedged Equity Income Fund .................................................................................................................................................................. 0.08%

Notes to the Financial Statements
February 28, 2026 (Unaudited)

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending
February 28, 2026 , Citi was paid $247,000 by the Administrator. Citi serves the Trust as fund accountant and receives additional fees for its services as fund accountant which are paid by the Funds.
Pursuant to a services agreement, the Trust pays PINE Advisors LLC ("PINE") to perform certain services including making an employee available to serve as the Funds'
Chief Compliance Officer (the "CCO") and Principal Financial Accounting Officer (the "PFAO"). For the period ending February 28, 2026, PINE received $129,326 for
CCO and PFAO services under the agreement.
BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-
pocket expenses incurred.
FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.
Certain officers of the Trust are affiliated with the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.
Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and
CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and A
Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2026 , BOKF received $3,034,564 under the agreement.
The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations receive a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative,
Institutional, Investor, Select, Premier and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2026 , BOKF received net shareholder servicing fees of $3,239,829. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.17% and 0.25% of such fees paid by the Select, Institutional and Premier Shares, respectively, of the
Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value
Funds through December 31, 2026. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.
From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. These reductions are typically computed daily or monthly and settled monthly. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.
Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February
28, 2026 , is noted below:
4. Purchases and Sales of Securities:
Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2026 were as follows:
Fund
Fair Value
8/31/25 Purchases Sales
Net
Realized
Gains/
(Losses)
Net Change
in Unrealized
Appreciation/
Depreciation
Fair Value
2/28/26
Shares as of
2/28/26
Dividend
Income
Limited Duration Fund ........ $ 2 , 822 , 563 $ 7 , 201 , 570 $ ( 9 , 186 , 188 ) $ — $ — $ 837 , 945 837 , 945 $ 26 , 623
Bond Fund ............... 3 , 109 , 155 22 , 098 , 707 ( 22 , 684 , 154 ) — — 2 , 523 , 708 2 , 523 , 708 44 , 505
Strategic Enhanced Yield Fund .. 147 , 463 7 , 256 , 773 ( 7 , 203 , 332 ) — — 200 , 904 200 , 904 6 , 133
Ultra Short Tax-Free Income Fund 16 , 58 4 8 , 275 , 622 ( 7 , 622 , 960 ) — — 669 , 246 669 , 246 7 , 007
World Energy Fund .......... 1, 806 , 560 55 , 013 , 604 ( 51 , 491 , 962 ) — — 5 , 328 , 202 5 , 328 , 202 49 , 452
Hedged Equity Income Fund .... 563 , 370 6 , 448 , 718 ( 6 , 677 , 907 ) — — 334 , 181 334 , 181 13 , 802
$ 8 , 465 , 695 $ 1 06 , 294 , 994 $ (1 04 , 866 , 503 ) $ — $ — $ 9 , 894 , 186 9 , 894 , 186 $ 147 , 522
Fund Purchases Sales
Limited Duration Fund ............................................................................ $ 1,544,134 $ 4 , 618 , 906
Bond Fund .................................................................................... 8,690,142 10,404,681
Strategic Enhanced Yield Fund ...................................................................... 2,313,218 1,818,447
Ultra Short Tax-Free Income Fund .................................................................... 7,221,840 9,995,000
World Energy Fund .............................................................................. 122,603,883 65,189,022
Hedged Equity Income Fund ........................................................................ 6,463,931 4,508,156

Notes to the Financial Statements
February 28, 2026 (Unaudited)

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2026 , were as follows:
5. Credit Risk and Other Risk Considerations:
The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.
The Limited Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.
The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.
Hedged Equity Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-
related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.
6. Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
At August 31, 2025 , the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:
Fund Purchases Sales
Limited Duration Fund ............................................................................ $ 1, 885 , 026 $ 1,056, 687
Bond Fund .................................................................................... 11,142,626 16,374,253
Strategic Enhanced Yield Fund ...................................................................... 4,602,879 5,897,837
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Fund .............................. $ 1,849,657,391 $ — $ — $ —
Government Securities Money Market ................. 3,135,085,429 — — —
Limited Duration Fund ............................ 30,417,085 464,503 (2,700,126) (2,235,623)
Bond Fund .................................... 118,861,853 1,130,860 (5,588,259) (4,457,399)
Strategic Enhanced Yield Fund ...................... 20,745,010 249,883 (86,849) 163,034
Ultra Short Tax-Free Income Fund .................... 12,239,110 11,658 — 11,658
World Energy Fund .............................. 110,597,045 32,976,463 (255,709) 32,720,754
Hedged Equity Income Fund ........................ 20,889,221 8,730,889 (631,210) 8,099,679

Notes to the Financial Statements
February 28, 2026 (Unaudited)

The tax characteristics of distributions paid to shareholders during fiscal years ending August 31, 2025, and 2024, were as follows:
As of August 31, 2025 , the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions Paid From:
2025
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 70,374,314 $ — $ 70,374,314 $ — $ 70,374,314
Government Securities Money Market Fund ............ 126 ,619, 742 27 126,619,769 — 126,619,769
Limited Duration Fund ........................... 1,084,952 — 1,084,952 — 1,084,952
Bond Fund ................................... 4,390,577 — 4,390,577 — 4,390,577
Strategic Enhanced Yield Fund ..................... 863,538 — 863,538 — 863,538
Ultra Short Tax-Free Income Fund ................... 11,427 — 11,427 358,439 369,866
World Energy Fund ............................. 992,094 — 992,094 — 992,094
Hedged Equity Income Fund ....................... 269,367 — 269,367 — 269,367
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions Paid From:
2024
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 84,832,858 $ — $ 84,832,858 $ — $ 84,832,858
Government Securities Money Market Fund ............ 129,751,367 — 129,751,367 — 129,751,367
Limited Duration Fund ........................... 975,762 — 975,762 — 975,762
Bond Fund ................................... 4,280,968 — 4,280,968 — 4,280,968
Strategic Enhanced Yield Fund ..................... 313,224 — 313,224 — 313,224
Ultra Short Tax-Free Income Fund ................... 14,421 — 14,421 409,923 424,344
World Energy Fund ............................. 1,752,122 — 1,752,122 — 1,752,122
Hedged Equity Income Fund ....................... 519,377 — 519,377 — 519,377
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Undistributed
Ordinary
Income/Tax
Exempt Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses*
Unrealized
Appreciation/
(Depreciation)**
Total
Accumulated
Earnings/
(Deficit)
U.S. Treasury Fund ................. $ 5,797,889 $ — $ 5,797,889 $ (5,797,180) $ (11,747) $ — $ (11,038)
Government Securities Money Market Fund 10,128,308 — 10,128,308 (10,088,970) — — 39,338
Limited Duration Fund ............... 137,022 — 137,022 (79,336) (13,821,909) (2,235,623) (15,999,846)
Bond Fund ....................... 373,226 — 373,226 (374,371) (13,373,099) (4,457,399) (17,831,643)
Strategic Enhanced Yield Fund ......... 80,976 — 80,976 (82,544) (2,499,663) 163,049 (2,338,182)
Ultra Short Tax-Free Income Fund ....... 30,137 — 30,137 (29,855) (759) 11,658 11,181
World Energy Fund ................. 273,621 — 273,621 — (10,188,809) 32,720,754 22,80 5,566
Hedged Equity Income Fund ........... 47,703 — 47,703 — (2,319,521) 8,099,679 5,827,861
* See below for post-October losses and capital loss carryforwards.
** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, straddles, and the difference between book and tax amortization methods for premium and market discounts.

Notes to the Financial Statements
February 28, 2026 (Unaudited)

At August 31, 2025 , the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.
Capital loss carryforwards not subject to expiration:
To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
7. Segment Reporting:
In accordance with FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"),
each Fund included herein is deemed to be an individual reporting segment and Officers of the Funds collectively act as each Fund's chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the
CODM is consistent with that presented in the Funds’ financial statements.
8. Accounting Pronouncements and Regulations:
During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures
("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
9. Subsequent Events:
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2026 .
Fund
Short-Term
Amount
Long-Term
Amount Total
U.S. Treasury Fund ....................................................... $ 11,747 $ – $ 11,747
Limited Duration Fund ..................................................... 2,323,754 11,498,155 13,821,909
*
Bond Fund ............................................................. 5,054,037 8,319,062 13,373,099
Strategic Enhanced Yield Fund ............................................... 834,727 1,664,936 2,499,663
Ultra Short Tax-Free Income Fund ............................................. 337 422 759
World Energy Fund ....................................................... 10,188,809 – 10,188,809
Hedged Equity Income Fund ................................................. 1,632,704 686,817 2,319,521
* All or a portion are limited as a result of changes in ownership in connection with business combinations. Unused limitations during a year accumulate for future use in offsetting net capital gains.

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Total from
Investment
Activities
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2026 (Unaudited) ................. $ 1.000 $ 0.016 $ 0.016
Year Ended August 31, 2025 ................................ 1.000 0.038 0.038
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.037
(d)
0.037
Year Ended August 31, 2022 ................................ 1.000 0.002 0.002
Year Ended August 31, 2021 ................................ 1.000 — —
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ................. 1.000 0.018 0.018
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Select Shares
Six Months Ended February 28, 2026 (Unaudited) ................. 1.000 0.019 0.019
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.050 0.050
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.016) $ — $ (0.016) $ 1.000 1.63% $ 1,368,352 0.66% 3.25% 0.66%
(0.038) — (0.038) 1.000 3.91% 1,594,310 0.66% 3.85% 0.66%
(0.050) — (0.050) 1.000 4.81% 1,558,137 0.66% 4.70% 0.66%
(0.037) — (0.037) 1.000 3.72% 1,560,349 0.67% 3.79% 0.67%
(0.002) — (0.002) 1.000 0.20% 830,908 0.25% 0.21% 0.67%
— — — 1.000 —% 882,438 0.06% —% 0.68%
(0.018) — (0.018) 1.000 1.84% 191,280 0.24% 3.70% 0.41%
(0.043) — (0.043) 1.000 4.34% 267,947 0.24% 4.25% 0.41%
(0.050) — (0.050) 1.000 5.25% 196,806 0.24% 5.12% 0.41%
(0.041) — (0.041) 1.000 4.15% 176,656 0.25% 4.34% 0.42%
(0.003) — (0.003) 1.000 0.34% 49,457 0.14% 0.35% 0.42%
— — — 1.000 —% 60,980 0.07% 0.01% 0.43%
(0.019) — (0.019) 1.000 1.88% 19,955 0.16% 3.76% 0.41%
(0.043) — (0.043) 1.000 4.43% 16,974 0.16% 4.28% 0.41%
(0.050) — (0.050) 1.000 5.33% 5,474 0.16% 5.20% 0.41%
(0.042) — (0.042) 1.000 4.23% 4,137 0.17% 4.08% 0.42%
(0.004) — (0.004) 1.000 0.37% 10,335 0.13% 0.61% 0.42%
— — — 1.000 0.01% 3,105 0.08% 0.01% 0.43%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Total from
Investment
Activities
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2026 (Unaudited) ................. $ 1.000 $ 0.016 $ 0.016
Year Ended August 31, 2025 ................................ 1.000 0.039 0.039
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.038
(d)
0.038
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ................. 1.000 0.018 0.018
Year Ended August 31, 2025 ................................ 1.000 0.043 0.043
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Select Shares
Six Months Ended February 28, 2026 (Unaudited) ................. 1.000 0.018 0.018
Year Ended August 31, 2025 ................................ 1.000 0.044 0.044
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Premier Shares
Six Months Ended February 28, 2026 (Unaudited) ................. 1.000 0.016 0.016
Year Ended August 31, 2025 ................................ 1.000 0.039 0.039
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.016) $ — $ (0.016) $ 1.000 1.59% $ 828,050 0.67% 3.19% 0.67%
(0.039) — (0.039) 1.000 3.96% 746,248 0.68% 3.88% 0.68%
(0.047) — (0.047) 1.000 4.80% 584,235 0.69% 4.70% 0.69%
(0.038) — (0.038) 1.000 3.87% 602,861 0.58% 3.79% 0.69%
(0.003) — (0.003) 1.000 0.28% 666,206 0.22% 0.25% 0.67%
— — — 1.000 0.01% 578,785 0.07% 0.01% 0.69%
(0.018) — (0.018) 1.000 1.81% 304,880 0.25% 3.62% 0.42%
(0.043) — (0.043) 1.000 4.40% 330,860 0.26% 4.31% 0.43%
(0.051) — (0.051) 1.000 5.24% 249,785 0.27% 5.12% 0.44%
(0.041) — (0.041) 1.000 4.19% 238,179 0.27% 4.25% 0.44%
(0.004) — (0.004) 1.000 0.37% 122,080 0.12% 0.28% 0.43%
— — — 1.000 0.01% 124,349 0.08% 0.01% 0.44%
(0.018) — (0.018) 1.000 1.85% 1,618,972 0.17% 3.69% 0.42%
(0.044) — (0.044) 1.000 4.48% 1,552,318 0.18% 4.39% 0.43%
(0.052) — (0.052) 1.000 5.32% 1,408,658 0.19% 5.19% 0.44%
(0.042) — (0.042) 1.000 4.27% 1,224,619 0.19% 4.19% 0.44%
(0.004) — (0.004) 1.000 0.41% 1,048,440 0.10% 0.44% 0.43%
— — — 1.000 0.01% 865,637 0.07% 0.01% 0.44%
(0.016) — (0.016) 1.000 1.59% 582,912 0.67% 3.19% 0.92%
(0.039) — (0.039) 1.000 3.96% 553,151 0.68% 3.88% 0.93%
(0.047) — (0.047) 1.000 4.79% 504,680 0.69% 4.69% 0.94%
(0.041) — (0.041) 1.000 4.14% 488,779 0.33% 4.21% 0.94%
(0.004) — (0.004) 1.000 0.38% 334,389 0.12% 0.41% 0.93%
— — — 1.000 0.01% 285,447 0.07% 0.01% 0.94%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... $ 9.36 $ 0.16 $ 0.10 $ 0.26
Year Ended August 31, 2025 ..................................... 9.29 0.29 0.08 0.37
Year Ended August 31, 2024 ..................................... 8.87 0.25 0.43 0.68
Year Ended August 31, 2023 ..................................... 9.00 0.24
(e)
(0.12) 0.12
Year Ended August 31, 2022 ..................................... 9.70 0.13 (0.68) (0.55)
Year Ended August 31, 2021 ..................................... 9.79 0.12 (0.07) 0.05
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 9.35 0.17 0.11 0.28
Year Ended August 31, 2025 ..................................... 9.28 0.32 0.07 0.39
Year Ended August 31, 2024 ..................................... 8.86 0.27 0.43 0.70
Year Ended August 31, 2023 ..................................... 8.99 0.26
(e)
(0.12) 0.14
Year Ended August 31, 2022 ..................................... 9.69 0.15 (0.68) (0.53)
Year Ended August 31, 2021 ..................................... 9.79 0.14 (0.08) 0.06
A Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 9.36 0.16 0.11 0.27
Year Ended August 31, 2025 ..................................... 9.29 0.29 0.08 0.37
Year Ended August 31, 2024 ..................................... 8.87 0.24 0.43 0.67
Year Ended August 31, 2023 ..................................... 9.01 0.23
(e)
(0.13) 0.10
Year Ended August 31, 2022 ..................................... 9.70 0.12 (0.66) (0.54)
Year Ended August 31, 2021 ..................................... 9.80 0.12 (0.08) 0.04
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.15) $ — $ (0.15) $ 9.47 2.78% $ 4,031 0.75% 3.32% 1.45% 14%
(0.30) — (0.30) 9.36 4.01% 4,000 0.75% 3.11% 1.46% 6%
(0.26) — (0.26) 9.29 7.76% 3,627 0.96% 2.79% 1.22% 18%
(0.25) — (0.25) 8.87 1.33% 1,360 0.95% 2.67% 1.20% 21%
(0.15) — (0.15) 9.00 (5.72)% 2,336 0.82% 1.38% 1.08% 49%
(0.14) — (0.14) 9.70 0.52% 3,290 0.76% 1.24% 1.01% 74%
(0.16) — (0.16) 9.47 3.02% 18,161 0.50% 3.58% 1.18% 14%
(0.32) — (0.32) 9.35 4.27% 23,228 0.50% 3.35% 1.21% 6%
(0.28) — (0.28) 9.28 8.02% 32,892 0.73% 3.03% 0.97% 18%
(0.27) — (0.27) 8.86 1.56% 30,082 0.71% 2.92% 0.95% 21%
(0.17) — (0.17) 8.99 (5.51)% 39,818 0.59% 1.58% 0.83% 49%
(0.16) — (0.16) 9.69 0.65% 77,455 0.52% 1.47% 0.76% 74%
(0.15) — (0.15) 9.48 2.89% 1,100 0.75% 3.32% 1.30% 14%
(0.30) — (0.30) 9.36 4.01% 1,174 0.75% 3.11% 1.31% 6%
(0.25) — (0.25) 9.29 7.66% 1,640 1.05% 2.74% 1.06% 18%
(0.24) — (0.24) 8.87 1.13% 2,638 1.03% 2.61% 1.05% 21%
(0.15) — (0.15) 9.01 (5.63)% 2,643 0.84% 1.37% 0.93% 49%
(0.14) — (0.14) 9.70 0.42% 2,804 0.76% 1.22% 0.86% 74%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Bond Fund
Investor Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... $ 8.52 $ 0.16 $ 0.17 $ 0.33
Year Ended August 31, 2025 ..................................... 8.61 0.30 (0.09) 0.21
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 8.50 0.17 0.17 0.34
Year Ended August 31, 2025 ..................................... 8.59 0.32 (0.09) 0.23
Year Ended August 31, 2024 ..................................... 8.26 0.30 0.33 0.63
Year Ended August 31, 2023 ..................................... 8.62 0.25 (0.35) (0.10)
Year Ended August 31, 2022 ..................................... 9.95 0.20 (1.32) (1.12)
Year Ended August 31, 2021 ..................................... 10.10 0.19 (0.14) 0.05
A Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 8.52 0.16 0.17 0.33
Year Ended August 31, 2025 ..................................... 8.61 0.30 (0.09) 0.21
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.16) $ — $ (0.16) $ 8.69 3.87% $ 725 0.73% 3.69% 0.99% 18%
(0.30) — (0.30) 8.52 2.47% 695 0.73% 3.51% 0.98% 24%
(0.28) — (0.28) 8.61 7.53% 717 0.69% 3.36% 0.94% 36%
(0.24) — (0.24) 8.28 (1.42)% 1,009 0.72% 2.76% 0.97% 59%
(0.19) — (0.19) 8.64 (11.63)% 1,129 0.74% 1.93% 0.99% 38%
(0.18) — (0.18) 9.98 0.36% 1,435 0.72% 1.70% 0.97% 47%
(0.17) — (0.17) 8.67 4.01% 108,744 0.48% 3.94% 0.74% 18%
(0.32) — (0.32) 8.50 2.72% 114,046 0.49% 3.75% 0.73% 24%
(0.30) — (0.30) 8.59 7.81% 122,690 0.45% 3.61% 0.70% 36%
(0.26) — (0.26) 8.26 (1.19)% 120,355 0.47% 3.02% 0.72% 59%
(0.21) — (0.21) 8.62 (11.35)% 129,062 0.49% 2.19% 0.74% 38%
(0.20) — (0.20) 9.95 0.51% 108,453 0.47% 1.95% 0.72% 47%
(0.16) — (0.16) 8.69 3.87% 45 0.73% 3.69% 0.84% 18%
(0.30) — (0.30) 8.52 2.47% 44 0.73% 3.50% 0.83% 24%
(0.28) — (0.28) 8.61 7.53% 59 0.70% 3.36% 0.80% 36%
(0.24) — (0.24) 8.28 (1.42)% 55 0.72% 2.77% 0.82% 59%
(0.19) — (0.19) 8.64 (11.63)% 57 0.74% 1.93% 0.84% 38%
(0.18) — (0.18) 9.98 0.36% 67 0.72% 1.70% 0.82% 47%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(b)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... $ 8.93 $ 0.17 $ 0.19 $ 0.36
Year Ended August 31, 2025 ..................................... 8.99 0.38 (0.07) 0.31
Year Ended August 31, 2024 ..................................... 8.58 0.43 0.40 0.83
Year Ended August 31, 2023 ..................................... 9.19 0.36 (0.61) (0.25)
Year Ended August 31, 2022 ..................................... 10.49 0.25 (1.28) (1.03)
Year Ended August 31, 2021 ..................................... 10.82 0.18 (0.16) 0.02
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 8.81 0.18 0.18 0.36
Year Ended August 31, 2025 ..................................... 8.87 0.40 (0.07) 0.33
Year Ended August 31, 2024 ..................................... 8.47 0.42 0.41 0.83
Year Ended August 31, 2023 ..................................... 9.06 0.38 (0.59) (0.21)
Year Ended August 31, 2022 ..................................... 10.35 0.27 (1.27) (1.00)
Year Ended August 31, 2021 ..................................... 10.67 0.21 (0.15) 0.06
A Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 8.81 0.17 0.18 0.35
Year Ended August 31, 2025 ..................................... 8.87 0.38 (0.07) 0.31
Year Ended August 31, 2024 ..................................... 8.47 0.41 0.40 0.81
Year Ended August 31, 2023 ..................................... 9.07 0.36 (0.60) (0.24)
Year Ended August 31, 2022 ..................................... 10.35 0.24 (1.25) (1.01)
Year Ended August 31, 2021 ..................................... 10.67 0.18 (0.15) 0.03
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.17) $ — $ (0.17) $ 9.12 4.01% $ 26 1.01% 3.84% 1.75% 34%
(0.37) — (0.37) 8.93 3.59% 25 1.01% 4.37% 1.96% 112%
(0.42) — (0.42) 8.99 9.94% 25 1.01% 4.98% 3.40% 55%
(0.36) — (0.36) 8.58 (2.69)% 346 1.01% 4.11% 2.99% 159%
(0.27) — (0.27) 9.19 (9.93)% 528 1.01% 2.51% 2.07% 18%
(0.17) (0.18) (0.35) 10.49 0.22% 1,132 1.01% 1.67% 1.66% 129%
(0.17) — (0.17) 9.00 4.17% 19,632 0.76% 4.09% 1.50% 34%
(0.39) — (0.39) 8.81 3.85% 21,031 0.76% 4.57% 1.71% 112%
(0.43) — (0.43) 8.87 10.16% 14,646 0.76% 4.94% 2.37% 55%
(0.38) — (0.38) 8.47 (2.31)% 4,514 0.76% 4.34% 2.74% 159%
(0.29) — (0.29) 9.06 (9.78)% 9,377 0.76% 2.77% 1.82% 18%
(0.20) (0.18) (0.38) 10.35 0.55% 19,579 0.76% 2.01% 1.42% 129%
(0.16) — (0.16) 9.00 4.04% 98 1.01% 3.85% 1.60% 34%
(0.37) — (0.37) 8.81 3.59% 118 1.01% 4.32% 1.81% 112%
(0.41) — (0.41) 8.87 9.89% 127 1.01% 4.83% 2.82% 55%
(0.36) — (0.36) 8.47 (2.66)% 131 1.01% 4.13% 2.84% 159%
(0.27) — (0.27) 9.07 (9.91)% 159 1.01% 2.43% 1.83% 18%
(0.17) (0.18) (0.35) 10.35 0.30% 917 1.01% 1.75% 1.52% 129%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(b)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... $ 9.99 $ 0.12 $ — $ 0.12
Year Ended August 31, 2025 ..................................... 9.99 0.29 — 0.29
Year Ended August 31, 2024 ..................................... 9.97 0.29 0.04 0.33
Year Ended August 31, 2023 ..................................... 9.87 0.11 0.12 0.23
Year Ended August 31, 2022 ..................................... 9.97 (0.01) (0.09) (0.10)
Year Ended August 31, 2021 ..................................... 10.00 (0.03) — (0.03)
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 10.04 0.13 — 0.13
Year Ended August 31, 2025 ..................................... 10.04 0.30 — 0.30
Year Ended August 31, 2024 ..................................... 10.02 0.33 0.02 0.35
Year Ended August 31, 2023 ..................................... 9.92 0.15 0.11 0.26
Year Ended August 31, 2022 ..................................... 10.01 0.01 (0.08) (0.07)
Year Ended August 31, 2021 ..................................... 10.01 — — —
A Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 10.01 0.12 — 0.12
Year Ended August 31, 2025 ..................................... 10.01 0.27 — 0.27
Year Ended August 31, 2024 ..................................... 9.99 0.31 0.02 0.33
Year Ended August 31, 2023 ..................................... 9.89 0.12 0.11 0.23
Year Ended August 31, 2022 ..................................... 9.98 — (0.09) (0.09)
Year Ended August 31, 2021 ..................................... 10.01 (0.03) — (0.03)
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.12) $ — $ (0.12) $ 9.99 1.19% $ 2 0.60% 2.38% 1.57% 72%
(0.29) — (0.29) 9.99 2.94% 2 0.60% 2.89% 1.85% 173%
(0.31) — (0.31) 9.99 3.37% 2 0.60% 2.96% 1.44% 130%
(0.13) — (0.13) 9.97 2.37% 9 0.60% 1.15% 1.35% 96%
— — — 9.87 (0.95)% 103 0.60% (0.10)% 1.28% 96%
— — — 9.97 (0.30)% 105 0.60% (0.28)% 1.07% 130%
(0.13) — (0.13) 10.04 1.32% 10,559 0.35% 2.64% 1.50% 72%
(0.30) — (0.30) 10.04 3.03% 12,367 0.35% 2.99% 1.73% 173%
(0.33) — (0.33) 10.04 3.58% 10,366 0.35% 3.30% 1.32% 130%
(0.16) — (0.16) 10.02 2.63% 16,354 0.35% 1.51% 1.10% 96%
(0.02) — (0.02) 9.92 (0.74)% 26,566 0.35% 0.14% 1.03% 96%
— — — 10.01 0.01% 32,512 0.35% (0.04)% 0.82% 130%
(0.12) — (0.12) 10.01 1.19% 18 0.60% 2.39% 1.61% 72%
(0.27) — (0.27) 10.01 2.77% 18 0.60% 2.74% 1.83% 173%
(0.31) — (0.31) 10.01 3.33% 17 0.60% 3.09% 1.43% 130%
(0.13) — (0.13) 9.99 2.37% 17 0.60% 1.17% 1.20% 96%
— — — 9.89 (0.85)% 44 0.60% (0.04)% 1.16% 96%
— — — 9.98 (0.30)% 17 0.60% (0.28)% 0.92% 130%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
World Energy Fund
Investor Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... $ 16.87 $ 0.06 $ 4.79 $ 4.85
Year Ended August 31, 2025 ..................................... 13.79 0.16 3.03 3.19
Year Ended August 31, 2024 ..................................... 13.55 0.27 0.23 0.50
Year Ended August 31, 2023 ..................................... 12.52 0.28
(e)
1.02 1.30
Year Ended August 31, 2022 ..................................... 8.89 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.16 0.13 2.71 2.84
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 16.87 0.08 4.79 4.87
Year Ended August 31, 2025 ..................................... 13.80 0.22 3.01 3.23
Year Ended August 31, 2024 ..................................... 13.56 0.30 0.23 0.53
Year Ended August 31, 2023 ..................................... 12.53 0.31
(e)
1.03 1.34
Year Ended August 31, 2022 ..................................... 8.89 0.23
(e)
3.63 3.86
Year Ended August 31, 2021 ..................................... 6.16 0.14 2.72 2.86
A Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 16.82 0.06 4.77 4.83
Year Ended August 31, 2025 ..................................... 13.75 0.17 3.02 3.19
Year Ended August 31, 2024 ..................................... 13.52 0.27 0.22 0.49
Year Ended August 31, 2023 ..................................... 12.49 0.28
(e)
1.03 1.31
Year Ended August 31, 2022 ..................................... 8.86 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.15 0.13 2.70 2.83
C Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 16.59 0.02 4.68 4.70
Year Ended August 31, 2025 ..................................... 13.60 0.10 2.93 3.03
Year Ended August 31, 2024 ..................................... 13.39 0.18 0.20 0.38
Year Ended August 31, 2023 ..................................... 12.37 0.19
(e)
1.01 1.20
Year Ended August 31, 2022 ..................................... 8.78 0.13
(e)
3.57 3.70
Year Ended August 31, 2021 ..................................... 6.10 0.08 2.67 2.75
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.04) $ — $ (0.04) $ 21.68 28.79% $ 30,537 1.11% 0.84% 1.34% 36%
(0.11) — (0.11) 16.87 23.26% 20,433 1.15% 1.25% 1.43% 175%
(0.26) — (0.26) 13.79 3.67% 17,169 1.15% 1.94% 1.43% 161%
(0.27) — (0.27) 13.55 10.72% 19,478 1.15% 2.31% 1.46% 166%
(0.19) — (0.19) 12.52 43.38% 25,003 1.15% 1.99% 1.57% 192%
(0.11) — (0.11) 8.89 46.49% 6,895 1.15% 1.69% 1.96% 174%
(0.06) — (0.06) 21.68 28.95% 202,348 0.85% 1.14% 1.09% 36%
(0.16) — (0.16) 16.87 23.57% 108,570 0.90% 1.53% 1.18% 175%
(0.29) — (0.29) 13.80 3.92% 70,221 0.90% 2.26% 1.18% 161%
(0.31) — (0.31) 13.56 11.02% 56,537 0.90% 2.49% 1.21% 166%
(0.22) — (0.22) 12.53 43.81% 37,866 0.90% 2.16% 1.34% 192%
(0.13) — (0.13) 8.89 46.78% 15,641 0.90% 1.88% 1.69% 174%
(0.04) — (0.04) 21.61 28.74% 9,225 1.14% 0.81% 1.19% 36%
(0.12) — (0.12) 16.82 23.31% 6,438 1.15% 1.31% 1.28% 175%
(0.26) — (0.26) 13.75 3.61% 2,894 1.15% 1.98% 1.28% 161%
(0.28) — (0.28) 13.52 10.77% 2,826 1.15% 2.23% 1.31% 166%
(0.19) — (0.19) 12.49 43.54% 3,170 1.15% 1.88% 1.47% 192%
(0.12) — (0.12) 8.86 46.33% 2,216 1.15% 1.54% 1.83% 174%
— — — 21.29 28.36% 12,820 1.86% 0.11% 2.09% 36%
(0.04) — (0.04) 16.59 22.36% 8,132 1.90% 0.48% 2.18% 175%
(0.17) — (0.17) 13.60 2.82% 7,603 1.90% 1.28% 2.18% 161%
(0.18) — (0.18) 13.39 9.93% 6,110 1.90% 1.55% 2.21% 166%
(0.11) — (0.11) 12.37 42.42% 4,713 1.90% 1.13% 2.35% 192%
(0.07) — (0.07) 8.78 45.25% 3,101 1.90% 0.94% 2.74% 174%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income/
(Loss)
(b)
Net
Realized and
Unrealized
Gains/
(Losses)
on Investments
Total from
Investment
Activities
Hedged Equity Income Fund
Investor Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... $ 12.85 $ 0.04 $ 0.51 $ 0.55
Year Ended August 31, 2025 ..................................... 11.27 0.12 1.53 1.65
Year Ended August 31, 2024 ..................................... 10.35 0.15 0.93 1.08
Year Ended August 31, 2023 ..................................... 9.93 0.23 0.42 0.65
Year Ended August 31, 2022 ..................................... 10.81 0.19 (0.88) (0.69)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
Institutional Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 12.83 0.05 0.51 0.56
Year Ended August 31, 2025 ..................................... 11.26 0.11 1.58 1.69
Year Ended August 31, 2024 ..................................... 10.35 0.17 0.93 1.10
Year Ended August 31, 2023 ..................................... 9.93 0.25 0.42 0.67
Year Ended August 31, 2022 ..................................... 10.82 0.23 (0.91) (0.68)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.15 0.75 0.90
A Shares
Six Months Ended February 28, 2026 (Unaudited) ...................... 12.84 0.03 0.50 0.53
Year Ended August 31, 2025 ..................................... 11.25 0.08 1.58 1.66
Year Ended August 31, 2024 ..................................... 10.35 0.14 0.92 1.06
Year Ended August 31, 2023 ..................................... 9.91 0.23 0.43 0.66
Year Ended August 31, 2022 ..................................... 10.80 0.20 (0.90) (0.70)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f) Commencement of operations.

Less Distributions From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income/
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.03) $ — $ (0.03) $ 13.37 4.27% $ 117 1.35% 0.57% 1.79% 14%
(0.07) — (0.07) 12.85 14.71% 1,650 1.35% 0.98% 2.01% 18%
(0.16) — (0.16) 11.27 10.55% 85 1.35% 1.42% 1.81% 44%
(0.23) — (0.23) 10.35 6.61% 164 1.35% 2.24% 1.79% 30%
(0.19) — (0.19) 9.93 (6.47)% 309 1.35% 1.86% 1.98% 18%
(0.07) — (0.07) 10.81 8.79% 1,438 1.35% 1.90% 2.26% 23%
(0.05) — (0.05) 13.34 4.35% 31,248 1.10% 0.79% 1.54% 14%
(0.12) — (0.12) 12.83 15.00% 26,402 1.10% 0.94% 1.76% 18%
(0.19) — (0.19) 11.26 10.83% 26,901 1.10% 1.60% 1.56% 44%
(0.25) — (0.25) 10.35 6.92% 31,802 1.10% 2.47% 1.54% 30%
(0.21) — (0.21) 9.93 (6.31)% 33,178 1.10% 2.21% 1.69% 18%
(0.08) — (0.08) 10.82 9.04% 23,042 1.10% 2.14% 2.01% 23%
(0.03) — (0.03) 13.34 4.14% 898 1.35% 0.53% 1.64% 14%
(0.07) — (0.07) 12.84 14.81% 970 1.35% 0.66% 1.86% 18%
(0.16) — (0.16) 11.25 10.36% 1,181 1.35% 1.31% 1.65% 44%
(0.22) — (0.22) 10.35 6.71% 916 1.35% 2.24% 1.64% 30%
(0.19) — (0.19) 9.91 (6.51)% 1,785 1.35% 1.94% 1.75% 18%
(0.08) — (0.08) 10.80 8.77% 1,709 1.35% 1.88% 2.11% 23%

Semi-Ann-02/26

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable – only for annual reports.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)      Not applicable.

(a)(4)      Not applicable.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cavanal Hill Funds

By (Signature and Title) /s/ Cathy Dunn
                                                  Cathy Dunn, President (Principal Executive Officer)

Date  4/20/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cathy Dunn
                                                  Cathy Dunn, President (Principal Executive Officer)

Date   4/20/2026

By (Signature and Title) /s/ Jerica Newbill
                                                  Jerica Newbill, Treasurer (Principal Financial Officer)

Date   4/20/2026